     As filed with the Securities and Exchange Commission on October 27, 1995
                                       1933 Act Registration No. 2-11357
                                       1940 Act Registration No. 811-582

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_X_]
                      Pre-Effective Amendment No.       ____     [___]
                      Post-Effective Amendment No.      _71_     [_X_]
                                       and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_X_]

                      Amendment No. _28_                               [_X_]

                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY FUNDS
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)
         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Funds
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     ____ immediately upon filing pursuant to paragraph (b)
     _x__ on November 1, 1995 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on __________ pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1995 fiscal year on October 24, 1995.

              Neuberger & Berman Equity Funds is a "master/feeder fund." This Post-Effective Amendment No. 71 includes a signature page for the master fund, Global Managers Trust, and appropriate officers and trustees thereof.

                                                        Page ______ of ______
                                                        Exhibit Index Begins on
                                                        Page _______

                           NEUBERGER & BERMAN EQUITY FUNDS

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 71 ON FORM N-1A

              This post-effective amendment consists of the following papers and documents.

     Cover Sheet

     Contents of Post-Effective Amendment No. 71 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman International Fund
     -------------------------------------
              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

     Signature Pages

     Exhibits

              No change is intended to be made by this Post-Effective Amendment No. 71 to the prospectus or statement of additional information for Neuberger & Berman Focus Fund, Neuberger & Berman Genesis Fund, Neuberger & Berman Guardian Fund, Neuberger & Berman Manhattan Fund, Neuberger & Berman Partners Fund and Neuberger & Berman Socially Responsive Fund.

                           NEUBERGER & BERMAN EQUITY FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 71 ON FORM N-1A

                                Cross Reference Sheet

                This cross reference sheet relates to the Prospectus
                     and Statement of Additional Information for
                        Neuberger & Berman International Fund

                     Form N-1A Item No.                    Caption in Part A Prospectus
                     ------------------                    ----------------------------

       Item 1.       Cover Page                            Front Cover Page

       Item 2.       Synopsis                              Expense Information; Summary

       Item 3.       Condensed Financial Information       Financial Highlights; Performance Information
       Item 4.       General Description of Registrant     Investment Program; Description of Investments;
                                                           Special Information Regarding Organization,
                                                           Capitalization, and Other Matters

       Item 5.       Management of the Fund                Management and Administration; Back Cover Page
       Item 6.       Capital Stock and Other Securities    Front Cover Page; Dividends, Other Distributions, and
                                                           Taxes; Special Information Regarding Organization,
                                                           Capitalization, and Other Matters

       Item 7.       Purchase of Securities Being          How to Buy Shares; Additional Information on Telephone
                     Offered                               Transactions; Shareholder Services; Share Prices and
                                                           Net Asset Value; Management and Administration

       Item 8.       Redemption or Repurchase              How to Sell Shares; Additional Information on
                                                           Telephone Transactions; Shareholder Services; Share
                                                           Prices and Net Asset Value
       Item 9.       Pending Legal Proceedings             Not Applicable






                                                            Caption in Part B
                    Form N-1A Item No.                      Statement of Additional Information
                    ------------------                      -----------------------------------

      Item 10.      Cover Page                              Cover Page

      Item 11.      Table of Contents                       Table of Contents

      Item 12.      General Information and History         Not Applicable
      Item 13.      Investment Objectives and Policies      Investment Information; Certain Risk
                                                            Considerations

      Item 14.      Management of the Fund                  Trustees and Officers
      Item 15.      Control Persons and Principal Holders   Control Persons and Principal Holders of
                    of Securities                           Securities

      Item 16.      Investment Advisory and Other           Investment Management and Administration Services;
                    Services                                Trustees and Officers; Distribution Arrangements;
                                                            Reports To Shareholders; Custodian and Transfer
                                                            Agent; Independent Auditors

      Item 17.      Brokerage Allocation                    Portfolio Transactions
      Item 18.      Capital Stock and Other Securities      Investment Information; Additional Redemption
                                                            Information; Dividends and Other Distributions

      Item 19.      Purchase and Redemption                 Additional Purchase Information; Additional
                                                            Exchange Information; Additional Redemption
                                                            Information; Distribution Arrangements
      Item 20.      Tax Status                              Dividends and Other Distributions; Additional Tax
                                                            Information

      Item 21.      Underwriters                            Investment Management and Administration Services;
                                                            Distribution Arrangements

      Item 22.      Calculation of Performance Data         Performance Information
      Item 23.      Financial Statements                    Financial Statements

                                       Part C
                                       ------
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 71.

                                Neuberger&Berman
                             International Fund ((SM))

                                     [Logo]

                                   PROSPECTUS

                                NOVEMBER 1, 1995
                                No Sales Charges
                               No Redemption Fees
                                  No 12b-1 Fees

NEUBERGER&BERMAN INTERNATIONAL FUND

A No-Load Equity Fund


Neuberger&Berman International Fund (the "Fund") seeks long-term capital appreciation through a diversified portfolio consisting primarily of equity securities of foreign issuers.


Minimum initial purchase $1,000 -- For further information call toll-free 800-877-9700.


THE FUND, A SERIES OF NEUBERGER&BERMAN EQUITY FUNDS (THE "TRUST"), INVESTS ALL OF ITS NET INVESTABLE ASSETS IN THE INTERNATIONAL PORTFOLIO (THE "PORTFOLIO") OF GLOBAL MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT"). THE PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF THE FUND. THE INVESTMENT PERFORMANCE OF THE FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF THE PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 10.


The Portfolio seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of foreign issuers. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."

The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.

Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated November 1, 1995, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management, the Fund's distributor, at 800-877-9700.

Prospectus Dated November 1, 1995.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

Summary                                               3
   (bullet)The Fund and Portfolio; Risk Factors       3
   (bullet)Management                                 3

Expense Information                                   4
    (bullet)Shareholder Transaction
               Expenses                               4
    (bullet)Annual Fund Operating Expenses            4
    (bullet)Example                                   4

Financial Highlights                                  6

Investment Program                                    7
    (bullet)Short-Term Trading;
               Portfolio Turnover                     8
    (bullet)Borrowings                                8

Performance Information                               9
    (bullet)Total Return Information                  9

Special Information Regarding
Organization, Capitalization, and
Other Matters                                        10
    (bullet)The Fund                                 10
    (bullet) The Portfolio                           10

How To Buy Shares                                    12
    (bullet)By Mail                                  12
    (bullet)By Wire                                  12
    (bullet)By Telephone                             12
    (bullet)By Exchanging Shares                     12
    (bullet)Other Information                        12

How To Sell Shares                                   14
    (bullet)By Mail or Facsimile Transmission (Fax)  14
    (bullet)By Telephone                             14
    (bullet)Other Information                        15
    (bullet)Additional Information on
               Telephone Transactions                15

Shareholder Services                                 16
    (bullet)Automatic Investing and Dollar
               Cost Averaging                        16
    (bullet)Exchange Privilege                       16
    (bullet)Systematic Withdrawal Plan               17
    (bullet)Retirement Plans                         17

Share Prices and Net Asset Value                     18

Dividends, Other Distributions,
and Taxes                                            19
    (bullet)Distribution Options                     19
    (bullet)Taxes                                    19

Management and Administration                        21
    (bullet)Trustees and Officers                    21
    (bullet)Investment Manager, Administrator,
               Distributor, and Sub-Adviser          21
    (bullet)Expenses                                 22
    (bullet)Transfer and Shareholder Servicing
               Arrangements                          22

Description of Investments                           23

Directory & Funds Eligible for
Exchange                                             28

SUMMARY

The Fund and Portfolio;
Risk Factors


The Fund is a series of the Trust and invests in the Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. The Portfolio seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the U.S. The strategy of the Portfolio's investment manager, N&B Management, is to select attractive investment opportunities outside the U.S., allocating the assets among economically mature countries and emerging industrialized countries. The Portfolio invests primarily in equity securities of medium-to-large capitalization companies traded on foreign exchanges. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan. Of course, there can be no assurance that the Fund will meet its investment objective. Because the Fund, through the Portfolio, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries.



The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the U.S. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Portfolio are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Portfolio may use techniques such as options, futures, forward foreign currency exchange contracts, and short selling, for hedging and in an attempt to realize income. The Portfolio may also use leverage to facilitate transactions entered into by the Portfolio for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" on page 8 and "Description of Investments," on page 23.



For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 10. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 7, "Borrowings" on page 8, and "Description of Investments" on page 23.


Investment Style. Broadly diversified medium-to- large-cap (in relation to each national market) international equity fund.


Primary Characteristics. Invests in economically mature and emerging industrialized markets. The portfolio manager seeks undervalued companies in countries with strong potential for growth.


Management


N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 21. If you want to know how to buy and sell shares or exchange them for shares of other Neuberger&Berman Fundssm, see "How to Buy Shares" on page 12, "How to Sell Shares" on page 14, and "Shareholder Services--Exchange Privilege" on page 16.

EXPENSE INFORMATION

This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

Shareholder Transaction Expenses

As shown by this table, you pay no transaction charges when you buy or sell Fund shares.
 Sales Charge Imposed on Purchases      None
 Sales Charge Imposed on Reinvested
  Dividends                             None
 Deferred Sales Charges                 None
 Redemption Fees                        None
 Exchange Fees                          None

If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $8.00) for each wire redemption.

Annual Fund Operating Expenses

(as a percentage of average net assets)


The following table shows Annual Operating Expenses, which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the Operating Expenses of the Portfolio. These expenses are borne indirectly by Fund shareholders. The Fund pays N&B Management a combined administration and shareholder service fee, based on the Fund's net asset value. The Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets. A pro rata portion of this fee is borne indirectly by the Fund. Therefore, the table combines management and administration fees. The Fund and the Portfolio also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Fund's expenses are factored into its share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.



  Management
      and                             Total
Administration  12b-1     Other     Operating
     Fees        Fees   Expenses    Expenses
--------------   ---    -------   ---------
   0.00%*      None      1.70%*      1.70%*

*(Reflects expense reimbursement undertaking described below)


Annual Operating Expenses for the Fund have been restated based upon current administration fees for the Fund and management fees for the Portfolio. "Other Expenses" are based on the Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of the Fund and the Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by the Portfolio. The trustees of the Trust also believe that investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. Other feeder funds may invest in the Portfolio, and such other funds' expenses and, correspondingly, their returns, may differ from those of the Fund.



The above table reflects N&B Management's voluntary undertaking to reimburse the Fund for its Operating Expenses (which include the Fund's pro rata share of the Operating Expenses of the Portfolio) that, in the aggregate, exceed 1.70% per annum of the Fund's average daily net assets. Absent the reimbursement, Management and Administration Fees, Other Expenses, and Total Operating Expenses would be 0.31%, 2.19%, and 2.50%, respectively, of the average daily net assets of the Fund. For more information about the current expense reimbursement undertaking, see "Expenses" on page 22.

Example

To illustrate the effect of Operating Expenses, let's assume that the Fund's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


 1 year    3 years    5 years    10 years
-------     -------    -------   ---------
$17           $54         $92        $201

The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds.


THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

Neuberger&Berman International Fund


The following information has been audited by the Fund's independent auditors Ernst & Young, LLP You may obtain further information about the performance of the Fund in the Fund's annual report to shareholders, which may be obtained, at no cost, by calling 800-877-9700. The annual report contains the auditors' report. Also, see "Performance Information."



The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses including the Fund's proportionate share of its Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.


                                                                 Period from
                                                Year Ended     June 15, 1994((1))
                                                August 31,       to August 31,
                                                  1995              1994
                                               ------------   -----------------
Net Asset Value, Beginning of Period             $10.46           $ 10.00
                                               ----------      ---------------
Income From Investment Operations
Net Investment Income                               .06               .01
Net Gains or Losses on Securities (both
  realized and unrealized)                          .21               .45
                                                ----------      ---------------
   Total From Investment Operations                 .27               .46
                                                ----------      ---------------
Less Distributions
  Dividends (from net investment income)           (.03)                -
Net Asset Value, End of Period                   $10.70           $ 10.46
                                                ==========      ===============
Total Return+                                      2.60%             4.60%((2))
                                                ==========      ===============
Ratios/Supplemental Data
Net Assets, End of Period (in millions)          $26.4            $  6.2
                                                ==========      ===============
Ratio of Expenses to Average Net
  Assets((3))                                      1.70%             1.70%((4))
                                                ==========      ===============
Ratio of Net Income to Average Net
  Assets((3))                                       .73%              .57%((4))
                                                ==========      ===============


Notes:



(1) The date investment operations commenced. BNP-N&B Global Asset Management L.P. ("BNP-N&B Global"), a joint venture of Neuberger&Berman and Banque Nationale de Paris ("BNP"), served as investment adviser to the Portfolio from its inception until November 1, 1995.

(2) Not annualized.

(3) After reimbursement of expenses by BNP-N&B Global and by N&B Management as administrator of the Fund as described in Note B of Notes to Financial Statements. Had the adviser and the administrator not undertaken such action, the ratios of expenses and investment income (loss) to average daily net assets would have been 2.50% and (.07%), respectively, for the year ended August 31, 1995 and 2.50% and (.23%), respectively, for the period ended August 31, 1994.

(4) Annualized.

(5) Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate. The portfolio turnover rate for the Portfolio for the year ended August 31, 1995 was 41% and for the period ended August 31, 1994 was 5%.

(dagger) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.
         Had the adviser and the administrator not absorbed certain expenses of the Fund, total return would have been lower.

INVESTMENT PROGRAM



The investment policies and limitations of the Fund and the Portfolio are identical. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments," beginning on page 23.


Investment policies and limitations of the Fund and the Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Fund intends to notify shareholders before making any material change to such policies or limitations. Fundamental policies and limitations may not be changed without shareholder approval.

Additional investment techniques, features, and limitations of the Portfolio's investment program are described in the SAI.

The investment objective of the Fund and the Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. Foreign issuers are issuers organized and doing business principally outside the U.S. and include non-U.S. governments, their agencies, and instrumentalities. This investment objective is non-fundamental. The Fund intends to notify shareholders 30 days in advance of making any change to the investment objective.

There can be no assurance that the Fund and the Portfolio will achieve their objective. By itself, the Fund does not represent a comprehensive investment program.


The Portfolio invests primarily in equity securities of medium-to-large capitalization companies, determined in relation to the size of each national market, traded on foreign exchanges. The Portfolio normally invests in issuers in at least three foreign countries. The strategy of the Portfolio's investment manager, N&B Management, is to select attractive investment opportunities outside the U.S., allocating the assets among investments in economically mature countries and emerging industrialized countries. The Portfolio may invest more heavily in certain countries than in others. From time to time, the Portfolio may invest a significant portion of its assets in Japan. At least 65% of the Portfolio's total assets normally is invested in equity securities of foreign issuers. Because the Fund, through the Portfolio, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers.


The Portfolio may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers.


In addition, the Portfolio may purchase and sell options on foreign currencies, may buy and sell forward foreign currency exchange contracts and contracts for the future delivery of foreign currencies, and may purchase and sell options on such futures contracts, both for hedging purposes and in an attempt to enhance income. The Portfolio may write and purchase options on securities and securities indices and may purchase and sell futures contracts and related options (1) in an effort to manage cash flow and remain fully invested, instead of, or in addition to, buying and selling stocks, or (2) in an effort to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase. The Portfolio may also purchase securities on a when-issued or forward commitment basis and engage in portfolio securities lending.


In addition, the Portfolio may purchase foreign corporate and government debt securities. The Portfolio may also sell securities short for hedging purposes or in an effort to realize gains. The Portfolio may enter into repurchase agreements with respect to any security in which it can invest.

For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. The Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

For more details about the Portfolio's investments, see "Description of Investments."

Short-Term Trading; Portfolio Turnover


Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. The annual turnover rate of the Portfolio is not expected to exceed 100%. The portfolio turnover rate of the Portfolio can be found on page 6.


Borrowings

The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).


The Portfolio may borrow money from banks to facilitate transactions that it enters into for hedging purposes, which is a form of leverage. This leverage may exaggerate changes in the gains and losses on the Portfolio's investments and the net asset value of the Fund's shares. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Portfolio will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Portfolio may pledge assets in connection with permitted borrowings.

PERFORMANCE INFORMATION

The performance of the Fund is commonly measured as total return. Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects income dividends, other distributions, and variations in share prices from the beginning to the end of a period.


An average annualized total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return for the period as if performance had been constant over the entire period. This smooths out variations in performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


The following table shows the average annual total return for the period ended August 31, 1995 (the most recent fiscal year end of the Fund) of a 1-year investment in the Fund and of an investment in the Fund since its inception. Had BNP-N&B Global and N&B Management not absorbed certain expenses, the total return would have been lower. Further information regarding the Fund's performance is presented in the Fund's annual report to shareholders, which is available without charge by calling 800-877-9700.



                    Average Annual Total Return
                 For Periods Ended August 31, 1995
                     1 Year    Since Inception     Inception Date
                     ------     ---------------   -----------------
Neuberger&Berman
  International Fund  +2.60%        +6.02%            6/15/94*


* BNP-N&B Global served as investment adviser to the Portfolio from its inception until November 1, 1995. The same individuals have been responsible for portfolio management both before and after that date.


Total Return Information

You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

  --------------------------------------------
  SPECIAL INFORMATION REGARDING ORGANIZATION
  CAPITALIZATION, AND OTHER MATTERS
  --------------------------------------------

The Fund


The Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


Description of Shares. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

Shareholder Meetings. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

The Portfolio

The Portfolio is a separate series of Managers Trust, a New York common law trust organized as of March 18, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust currently has only one portfolio. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


Fund's Investment in the Portfolio. The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which has the same investment objective, policies, and limitations as the Fund. Accordingly, the Portfolio directly acquires its own securities and the Fund acquires an indirect interest in those securities. Historically, N&B Management, the administrator of the Fund and the investment manager of the Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 30 feeder funds. See "Summary," "Investment Program," "Description of Investments," "Management and Administration," and "Expense Information" for a description of the Portfolio's investment objective, policies, limitations, management, and expenses.


The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio that might sell shares to members of the general public would not be required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in the Portfolio in the future will be available from N&B Management by calling 800-877-9700.

The Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio other than the Fund redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.



Investor Meetings and Voting. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.


Certain Provisions. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

HOW TO BUY SHARES


You can buy shares of the Fund directly by mail, wire, or telephone, or through an exchange of shares of other Neuberger&Berman Funds.((SM) (see "Directory & Funds Eligible for Exchange"). Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your order is received and accepted. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time.


Minimum investment requirements are shown below. In addition, you can invest as little as $50 each month under an automatic investing plan (see "Automatic Investing and Dollar Cost Averaging").

N&B Management, in its discretion, may waive the minimum investment requirements.

By Mail

Send your check or money order payable to "Neuberger&Berman Funds" by mail to:
Neuberger&Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
Neuberger&Berman Funds, c/o State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, MA 02171.


Be sure to specify the name of the Fund and, if this is your first purchase, please send a minimum of $1,000 for shares of the Fund. For an additional purchase, please send at least $100 for shares of the Fund. Unless your check or money order is made payable on its face to Neuberger&Berman Funds, it may not be accepted. Third party checks are not accepted.


By Wire

Call 800-877-9700 for instructions on how to wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Fund and your account number. The minimum for a first purchase and for each additional purchase of shares of the Fund by wire is $1,000.

By Telephone

Call 800-877-9700 to buy shares of the Fund. The minimum for a first purchase and for each additional purchase of shares of the Fund by telephone is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed; in that case you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to redeem shares from your account.

To meet the three day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make electronic transfers through your bank. Please refer to "Additional Information on Telephone Transactions."

By Exchanging Shares

Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger &Berman Fund((SM) for shares of the Fund. To buy Fund shares by an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a first purchase and for each additional purchase of shares of the Fund is $1,000 worth of shares of the other fund. For more details, see "Shareholder Services--Exchange Privilege" and "Directory & Funds Eligible for Exchange."

Other Information

(bullet) You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), or by bank or federal funds wire transfer; cash cannot be accepted.

(bullet) The Fund has the right to suspend the offering of its shares for a period of time.
(bullet) The Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services--Exchange Privilege."
(bullet) If you paid by check and your check does not clear, or if you ordered shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Fund or its agents have incurred. To recover those losses or fees, the Fund has the right to bill you or to redeem shares from your account.
(bullet) When you sign your application for a new Fund account, you will be certifying that your Social Security or other taxpayer ID number is correct and whether you are subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Fund to withhold 31% of your taxable distributions and redemptions.
(bullet) You can also buy shares of the Fund indirectly through certain stockbrokers, banks, and other financial institutions, some of which may charge you a fee.
(bullet) The Fund will not issue a certificate for your shares unless you write to State Street and request it. Most shareholders do not want certificates, because you must present the certificate to sell or exchange the shares it represents. This means that you would be able to sell or exchange those shares only by mail, and not by telephone or facsimile transmission. If you lose your certificate, you will have to pay the expense of replacing it.

HOW TO SELL SHARES


You can sell (redeem) all or some of your shares at any time by mail, facsimile, or telephone. However, if you have a certificate for your shares, you can redeem those shares only by sending the certificate by mail. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds((SM)); see "Shareholder Services--Exchange Privilege" for details.

To sell shares held in a retirement account or by a trust, estate, guardian, or business organization, please call 800-225-1596 for instructions.

Your shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares of the Fund are usually calculated as of 4 p.m. Eastern time.


Unless otherwise instructed, the Fund will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Fund application a bank account to which, at your request, State Street will wire your sales proceeds. State Street currently charges a fee of $8.00 for each wire. Shareholders who have one or more accounts in the Neuberger&Berman Funds((SM) aggregating $250,000 or more in value are not charged for wire redemptions; the $8.00 fee will be paid by N&B Management.


By Mail or Facsimile Transmission (Fax)


Write a redemption request letter with your name and account number, the Fund's name, and the dollar amount or number of shares of the Fund you want to sell, together with any other instructions, and send it by mail to:
Neuberger&Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403
or by overnight courier, U.S. Express Mail, or registered or certified mail to:
Neuberger&Berman Funds, c/o State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, MA 02171


or by fax, to redeem up to $50,000 worth of shares, to 212-476-8848. If shares are issued in certificate form they are not eligible to be redeemed by fax.


If you have changed the record address by telephone or fax, shares may not be redeemed by fax for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of your order submitted by fax.


Be sure to have all owners sign the request exactly as their names appear on the account and include the certificate for your shares if you have one.

To protect you and the Fund against fraud, your signature on a redemption request must have a signature guarantee if (1) you want to sell more than $50,000 worth of shares, or (2) you want the redemption check to be made out to someone other than the record owner, or (3) you want the check to be mailed somewhere other than to the record address, or (4) you want the proceeds to be wired to a bank account not named in your application or in your written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stock brokers and dealers, credit unions, and financial institutions, but not from a notary public.

For a redemption request sent by fax, limited to not more than $50,000, the redemption check may be made out only to the record owner and mailed to the record address or the proceeds wired to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

By Telephone

To sell shares worth at least $500, call 800- 877-9700, giving your name and account number, the name of the Fund, and the dollar amount or number of shares you want to sell.

You can sell shares by telephone unless (1) you have declined this service either in your application or later by writing or by submitting an appropriate form to State Street, (2) you have a certificate for such shares, or (3) you want to sell shares from a retirement account. In addition, if you have changed the record address by telephone or fax, shares may not be redeemed by telephone for 15 days after receipt of the address change.

Please refer to "Additional Information on Telephone Transactions."

Other Information

(bullet) Usually, redemption proceeds will be mailed to you on the next business day, but in any case within three calendar days (under unusual circumstances the Fund may take longer, as permitted by law). You may also call 800-877-9700 for information on how to make and receive electronic transfers through your bank.

(bullet) The Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

(bullet) The Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.


(bullet) If, because you sold shares, your account balance with the Fund falls below $1,000, the Fund has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Fund may redeem your remaining shares at their price on the date of redemption and will send the redemption proceeds to you.


(bullet) If you purchased shares indirectly through certain stock brokers, banks, or other financial institutions, you may sell those shares only through those organizations, some of which may charge you a fee.

Additional Information on Telephone Transactions


The Fund at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless (1) you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed, or (2) you have a certificate for such shares. The Fund or its agent follows reasonable procedures--requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction--designed to confirm that telephone instructions are genuine. However, neither the Fund nor its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Fund or its agent reasonably believed that the instructions were genuine.


If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by fax, overnight courier, or U.S. Express Mail.

SHAREHOLDER SERVICES



Several other services are available to assist you in making and managing your investment in the Fund.


Automatic Investing and
Dollar Cost Averaging


If you want to invest regularly, you may participate in a plan that lets you automatically buy a minimum of $50 worth of shares in the Fund each month using dollar cost averaging. Under this plan, you buy a fixed dollar amount of shares in the Fund at pre-set intervals. You may pay for the shares by automatic transfers from your account in a Neuberger&Berman money market fund or by pre-authorized checks drawn on your bank account. You buy more shares when the Fund's share price is relatively low and fewer shares when the Fund's share price is relatively high. Thus, under this plan your average cost of shares over a period of time would generally be lower than if you buy a fixed number of shares at the same intervals. To benefit from dollar cost averaging, you should be financially prepared to continue your participation for a long enough period to include times when Fund share prices are lower. Of course, the plan does not guarantee a profit and will not protect you against losses in a declining market. For further information, call 800-877-9700.


Exchange Privilege


To exchange your shares in the Fund for shares in another Neuberger&Berman Fund((SM), call 800-877- 9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). See "Directory & Funds Eligible for Exchange." You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, Attention: Neuberger&Berman International Fund, or by faxing the letter to 212-476- 8848, giving your name and account number, the name of the Fund, the dollar amount or number of shares you want to sell, and the name of the fund whose shares you want to buy. You can use the telephone exchange privilege unless (1) you have declined it in your application or by later writing to N&B Management or State Street, or (2) you have a certificate for such shares. If you have a certificate for your shares, you can exchange them only by mailing the certificate with your letter requesting the exchange. An exchange must be for at least $1,000 worth of shares, and if the exchange is your first purchase in another mutual fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after your exchange order is received and accepted.


Please note the following about the exchange privilege:

(bullet) You can exchange shares only between accounts registered in the same name, address, and taxpayer ID number.

(bullet) A telephone exchange order cannot be modified or canceled.

(bullet) You can exchange only into a mutual fund whose shares are eligible for sale in your state under applicable state securities laws.

(bullet) An exchange may have tax consequences for you.

(bullet) Because excessive trading (including short-term "market-timing" trading) can hurt the Fund's performance, the Fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of the Fund's assets or (2) from any shareholder account if the shareholder has been advised that previous use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer
         ID number, will be considered one account for this purpose.

(bullet) The Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

Please refer to "Additional Information on Telephone Transactions."

Systematic Withdrawal Plan

If you own shares of the Fund worth at least $5,000, you can open a Systematic Withdrawal Plan. Under the Plan, you arrange to withdraw a specific amount (at least $50) on a monthly, quarterly, semi-annual, or annual basis, or you can have your account completely paid out over a specified period of time. You can also arrange for periodic cash withdrawals from your Fund account to pay fees to your financial planner or investment adviser. Because the price of shares of the Fund fluctuates, you may incur capital gains or losses when you redeem shares of the Fund through a Systematic Withdrawal Plan or by other methods. Call 800-877-9700 for more information.

Retirement Plans

Retirement plans permit you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax deductible. Please call 800-877-9700 for information on a variety of retirement plans, including individual retirement accounts, simplified employee pension plans, self-employed individual retirement plans (so-called "Keogh Plans"), corporate profit-sharing and money purchase pension plans, section 401(k) plans, and section 403(b)(7) accounts offered by N&B Management. The assets of these plans may be invested in the Fund.

SHARE PRICES AND NET ASSET VALUE


The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open. Equity securities are valued at the last sale price on the principal exchange or in the principal over-the- counter market in which such securities are traded, as of the close of business on the day the securities are being valued or, if there are no sales, at the last available bid price. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value.


The Portfolio's portfolio securities are listed primarily on foreign exchanges which may trade on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to the Fund.

DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses), net realized capital gains and realized gains from foreign currency transactions earned by the Portfolio, normally in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions.

Distribution Options


Reinvestment in Shares. All dividends and other distributions paid on Fund shares are automatically reinvested in additional Fund shares, unless you elect to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable. For retirement accounts, all distributions are automatically reinvested in shares; when you are at least 59-1/2 years old, you can receive distributions in cash without incurring a premature distribution penalty tax.



Dividends in Cash. You may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, by checking that election box on your application.



All Distributions in Cash. You may elect to receive all dividends and other distributions in cash, by checking that election box on your application.


Checks for cash distributions will be mailed no later than seven days after the payable date. However, if you purchased your shares with a check, distributions on those shares may not be paid in cash until the Fund is reasonably satisfied that your check has cleared, which may take up to 15 days after the purchase date. You can change any distribution election by writing to State Street, the Fund's shareholder servicing agent.


Taxes

The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its income and realized gains that it distributes to its shareholders.

Your investment has certain tax consequences, depending on the type of your account.


Taxes on Distributions. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Your distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. If you have a retirement account, taxes are deferred.


For federal income tax purposes, dividends and distributions of net short-term capital gains and gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long you have owned your shares.

Every January the Fund will send you a statement showing the amount of distributions paid to you in the previous year.


Taxes on Redemptions. Capital gains realized on redemptions of Fund shares, including exchanges to other Neuberger&Berman Funds((SM), are subject to tax. A capital gain (or loss) is the difference between the amount you paid for shares (including the value of any dividends and other distributions that were reinvested) and the amount you receive when you redeem them.


When you sell shares you will receive a confirmation statement showing the number of shares you redeemed and the price. Every January you also will receive a consolidated transaction statement for the previous year. Be sure to keep your statements;

they will be useful to you and your tax preparer in determining the capital gains and losses from your redemptions.

The foregoing is only a summary of some of the important federal tax considerations affecting the Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax adviser.

MANAGEMENT AND ADMINISTRATION


Trustees and Officers


The trustees of the Trust and the trustees of Managers Trust have overall responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Fund or the Portfolio. Each trustee of Managers Trust is also a trustee of the Trust. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust.


Investment Manager, Administrator,
Distributor, and Sub-Adviser


N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. These funds had aggregate net assets of approximately $10.9 billion as of August 31, 1995.



As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio.
Neuberger&Berman is a member firm of the NYSE and other principal exchanges. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $34.3 billion of assets as of June 30, 1995.


All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.

State Street Cayman Trust Company, Ltd. ("State Street Cayman"), located in George Town, Grand Cayman, provides certain administrative, fund accounting and transfer agency services for the Portfolio.


Felix Rovelli has been primarily responsible for the day- to-day management of the Portfolio since its inception in June 1994. Mr. Rovelli is a Vice President of N&B Management and was a Senior Vice President-Senior Equity Portfolio Manager of BNP-N&B Global from May 1994 until October 1995. He previously served as first vice president and portfolio manager of another mutual fund that invested in international equity securities, from April 1990 to April 1994. Robert Cresci, is an Assistant Vice President of N&B Management and was an Assistant Portfolio Manager of BNP-N&B Global from May 1994 until October 1995. He previously served as an assistant portfolio manager of another mutual fund that invested in international equity securities, from 1992 until May 1994.


Neuberger&Berman may act as broker for the Portfolio in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services would receive brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.

The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.((SM))


To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into possession of information on Portfolio transactions.


Expenses


N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to the Fund that include furnishing similar facilities and personnel for the Fund and performing certain shareholder, shareholder-related, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.26% of the Fund's average daily net assets. With the Fund's consent, N&B Management is authorized to subcontract to third parties some of its responsibilities under its administration agreement with the Fund.



For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets; 0.825% of the next $250 million; 0.80% of the next $250 million; 0.775% of the next $250 million; 0.75% of the next $500 million; and 0.725% of average daily net assets in excess of $1.5 billion. The management fee paid by the Portfolio is higher than that of most domestic equity funds, but is consistent with the average fee levels of other international equity funds. During its 1995 fiscal year, the Fund accrued management and administration fees, as an annualized percentage of its average daily net assets, of 1.67%, all of which were waived by its adviser and administrator.


The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Fund and the Portfolio, legal and accounting fees, and compensation for trustees who are not affiliated with N&B Management; for the Fund, transfer agent fees and costs of printing and sending reports and proxy materials to shareholders; and for the Portfolio, custodial fees for securities.

Commencing June 15, 1994 and ending December 31, 1996, N&B Management has voluntarily undertaken to reimburse the Fund for its Operating Expenses (which include the Fund's pro rata share of the Operating Expenses of the Portfolio) that exceed 1.70% per annum of the Fund's average daily net assets ("Fund Expense Limitation"). The Fund has in turn agreed to repay N&B Management through December 31, 1998, for the excess Operating Expenses N&B Management previously reimbursed to the Fund, so long as the Fund's annual Operating Expenses during that period do not exceed the Fund Expense Limitation. The effect of any reimbursement of the Fund would be to reduce the Fund's expenses and thereby increase its total return.


During its 1995 fiscal year, the Fund had Total Operating Expenses as an annualized percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursement, of 1.70%.


Transfer and Shareholder Servicing Arrangements

The Fund's shareholder servicing agent is State Street. State Street administers purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. State Street Cayman provides similar services to the Portfolio as the Portfolio's transfer agent. State Street also acts as the custodian of the Portfolio's and the Fund's assets.

DESCRIPTION OF INVESTMENTS



The Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments the Portfolio may make, see the SAI.



Foreign Securities. The Portfolio invests in foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may also invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, the market value of the unsponsored ADR may not reflect the impact of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non- U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.



Factors affecting investments in foreign securities include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; political, social, or diplomatic developments; limitations on the movement of funds or other assets of the Portfolio between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodial expenses than does investment in domestic securities.



In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate between the U.S. dollar and another currency would reduce the value of portfolio securities denominated in that currency irrespective of the performance of the underlying investment. In addition, the Portfolio may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.



Japanese Investments. The Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affect the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.



Other Investment Companies. The Portfolio may invest up to 10% of its total assets in the shares of other investment companies. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in certain countries may not be available at the time the Portfolio is ready to make an investment. As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Portfolio does not intend to invest in such funds unless, in the judgment of N&B Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.



Foreign Currency Transactions. The Portfolio may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. The Portfolio may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Portfolio may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities. Contracts to sell foreign currency could limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increased.



The Portfolio may also enter into forward foreign currency exchange contracts for non-hedging purposes when the investment manager anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. The Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if the investment manager believes that there is a pattern of correlation between the two currencies.



Put and Call Options on Foreign Currencies, Securities, and Securities Indices. The Portfolio may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Portfolio may also use options on foreign currencies to cross-hedge. In addition, the Portfolio may purchase call or put options on currencies for non-hedging purposes when the investment manager expects that the currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Portfolio. Options on foreign currencies to be written or purchased by the Portfolio may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the- counter market may be considered illiquid and subject to the restriction on illiquid securities. (See "Illiquid Securities," below.)


To realize greater income than would be realized on portfolio securities transactions alone, the Portfolio may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Portfolio may invest. The Portfolio will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including price volatility and a high degree of leverage. The Portfolio pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Portfolio's turnover rate.


Futures Contracts and Options on Futures Contracts. The Portfolio may enter into futures contracts and purchase and sell options on such contracts on both U.S. and foreign exchanges for hedging and non-hedging purposes. The Portfolio may (1) enter into futures contracts on debt securities, interest rates, securities indices and currencies and (2) purchase and write options on futures contracts.



General Risks of Options, Futures and Forward Contracts The primary risks in using put and call options, futures contracts, options on futures contracts, and foreign currency forward contracts ("Financial Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by the Portfolio and the prices of Financial Instruments;
(2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Portfolio's securities; and (4) the fact that, although use of these Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When the Portfolio uses Financial Instruments, the Portfolio will place cash or high-grade, liquid debt securities in a segregated account to the extent required by SEC staff policy. Another risk of

Financial Instruments is the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Financial Instruments. Futures, options and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.



Short Selling. The Portfolio may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect such a transaction, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay to the lender any accrued interest or dividends and may be required to pay a premium.


The Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.


The Portfolio may also make short sales against-the- box, in which it sells short securities it owns or has the right to obtain without payment of additional con-sideration. Short selling against-the-box may defer recognition of gains or losses to a later tax period.



Forward Commitments and When-Issued Securities. In a when-issued or forward commitment transaction, the Portfolio commits to purchase securities at a future date (generally within two months) and pays for them when they are delivered. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase.


Indexed Securities. The Portfolio may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


Illiquid Securities. The Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolio's securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.



Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. The investment manager, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


Foreign Corporate and Government Debt Securities. The Portfolio may invest up to 5% of its net assets in U.S. dollar-denominated and non-U.S.
dollar-denominated corporate and government debt securities of foreign issuers.


The Portfolio may invest in debt securities of any rating, including those rated below investment grade and unrated securities. Securities rated below investment grade are deemed by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Those in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. The Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.



The value of the fixed income securities in which the Portfolio may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments may rise.



Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade or are unrated.



Repurchase Agreements/Securities Loans. The Portfolio may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank, foreign bank, U.S. branch or agency of a foreign bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


Reverse Repurchase Agreements. The Portfolio may enter into reverse repurchase agreements. In such a transaction, the Portfolio sells a security to a bank or securities dealer and simultaneously agrees to repurchase it at an agreed upon price on a specific date. The Portfolio will maintain a segregated account consisting of cash or high-grade, liquid debt obligations, to cover its obligations under reverse repurchase agreements.


U.S. Government and Agency Securities. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities, other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Tennessee Valley Authority, and various federally chartered or sponsored banks. Some U.S. Government Agency Securities are backed by the full faith and credit of the United States. Others are backed by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include certain mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.

DIRECTORY & FUNDS ELIGIBLE FOR EXCHANGE

DIRECTORY

Investment Manager, Administrator and Distributor
Neuberger&Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

Sub-Adviser
Neuberger&Berman, L.P.
605 Third Avenue
New York, NY 10158-3698

Custodian and Transfer Agent and
Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Address correspondence to:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403
800-225-1596

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 M Street, NW
Washington, DC 20036-5891


FUNDS ELIGIBLE FOR EXCHANGE*
Equity Funds
Neuberger&Berman Focus Fund
Neuberger&Berman Genesis Fund
Neuberger&Berman Guardian Fund
Neuberger&Berman Manhattan Fund
Neuberger&Berman Partners Fund
Neuberger&Berman Socially Responsive Fund



Money Market Funds
Neuberger&Berman Cash Reserves
Neuberger&Berman Government Money Fund



Bond Funds
Neuberger&Berman Government Income Fund
Neuberger&Berman Limited Maturity Bond Fund
Neuberger&Berman Ultra Short Bond Fund



Municipal Funds
Neuberger&Berman Municipal Money Fund
Neuberger&Berman Municipal Securities Trust
Neuberger&Berman New York Insured
 Intermediate Fund (available only to
 residents of NY and FL)



  * Neuberger&Berman Management Inc.,
    Neuberger&Berman International Fund,
    and the above-named funds are service marks of Neuberger&Berman Management Inc.
(C) 1995 Neuberger&Berman Management Inc.

NBINFPRO1195 SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS |ap

     _________________________________________________________________

          NEUBERGER & BERMAN INTERNATIONAL FUND AND INTERNATIONAL PORTFOLIO

                         STATEMENT OF ADDITIONAL INFORMATION

                                Dated November 1, 1995


                                A No-Load Mutual Fund
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700

     _________________________________________________________________


                      NEUBERGER & BERMAN INTERNATIONAL FUND ("FUND"), A SERIES OF NEUBERGER & BERMAN EQUITY FUNDS ("TRUST"), IS A NO-LOAD MUTUAL FUND THAT OFFERS SHARES PURSUANT TO A PROSPECTUS DATED NOVEMBER 1, 1995. THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN THE INTERNATIONAL PORTFOLIO ("PORTFOLIO") OF GLOBAL MANAGERS TRUST.


                      The Fund's Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  Table of Contents
                                  -----------------
                                                                            Page
                                                                            ----

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              International Investing  . . . . . . . . . . . . . . . . . .     5
              An Interview with Felix Rovelli, Portfolio Manager of the
                      Portfolio  . . . . . . . . . . . . . . . . . . . . .     6
              Timely Opportunity for Investors Looking for
                      International Bargains . . . . . . . . . . . . . . .     9
              Additional Investment Information  . . . . . . . . . . . . .    10

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    33
              Total Return Computations  . . . . . . . . . . . . . . . . .    34
              Comparative Information  . . . . . . . . . . . . . . . . . .    34
              Other Performance Information  . . . . . . . . . . . . . . .    35

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    36

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    36

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    45
              Investment Manager and Administrator . . . . . . . . . . . .    45
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    48
              Investment Companies Advised . . . . . . . . . . . . . . . .    49
              Management and Control of N&B Management . . . . . . . . . .    52

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    53

     ADDITIONAL PURCHASE INFORMATION . . . . . . . . . . . . . . . . . . .    53
              Automatic Investing and Dollar Cost Averaging  . . . . . . .    53

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    54

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    58
              Suspension of Redemptions  . . . . . . . . . . . . . . . . .    58
              Redemptions in Kind  . . . . . . . . . . . . . . . . . . . .    58

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    59

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    59
              Taxation of the Fund . . . . . . . . . . . . . . . . . . . .    59
              Taxation of the Portfolio  . . . . . . . . . . . . . . . . .    61
              Taxation of the Fund's Shareholders  . . . . . . . . . . . .    64

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    64
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    68

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    69

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    69

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    69

                                         (B)

                                                                            Page


     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    69

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    69

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    70

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    70

     Appendix A

     RATINGS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . .     1










































                                         (B)

                                INVESTMENT INFORMATION

                      The Fund is a separate series of the Trust, a Delaware business trust that is registered with the Securities and Exchange
     Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, which is a portfolio of Global Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in accordance with an invest-ment objective, policies and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and the Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and the Portfolio are not fundamental. However, although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, the Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. Pursuant to an undertaking made to a state securities commission, no changes may be made in the non-fundamental policies numbered 3, 7 and 8 below, except upon 30 days' notice to the Fund's shareholders. The fundamental policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------
                      The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substan-tially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations, and the non-fundamental investment policies and limitations, of the Fund and the Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund. Because the Fund invests all of its net investable assets in the Portfolio, however, the Portfolio's investment policies and limitations govern the type of investments in which the Fund has an indirect interest.

                      Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage is exceeded immediately after, and because of, a transaction by the Portfolio.

                      The   Portfolio's  fundamental   investment  policies  and
     limitations are as follows:

                      1. Borrowing. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

                      3. Diversification. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                      4. Industry Concentration. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                      5. Lending. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. The Portfolio may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                      7. Senior Securities. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

                      The following non-fundamental investment policies and limitations apply to the Portfolio:

                      1. Investments in Any One Issuer. At the close of each quarter of the Portfolio's tax year, (i) no more than 25% of its total assets may be invested in the securities of a single issuer, and
     (ii) with regard to 50% of its total assets, no more than 5% of total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for tax purposes.

                      2.       Lending.    Except  for   the  purchase  of  debt
     securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

                      3. Investments in Other Investment Companies. The Portfolio may not purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      4. Margin Transactions. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      5. Short Sales. The Portfolio may not engage in a short sale (except a short sale against-the-box), if, as a result, the dollar amount of all short sales would exceed 25% of its net assets, or if, as a result, the value of securities of any one issuer in which the Portfolio would be short would exceed 2.0% of the value of the Portfolio's net assets or 2.0% of the securities of any class of any issuer. Transactions in forward foreign currency contracts, futures contracts and options are not considered short sales.

                      6. Ownership of Portfolio Securities by Officers and Trustees. The Portfolio may not purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of the Trusts and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      7. Unseasoned Issuers. The Portfolio may not purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

                      8. Illiquid Securities. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      9. Restricted Securities. The Portfolio may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Portfolio's total assets would be invested in restricted securities. Securities that can be sold freely in the principal market in which they are traded are not considered restricted, even if they cannot be sold in the U.S.

                      10. Warrants. The Portfolio may not invest more than 5% of its net assets in warrants, whether or not such warrants are listed on the New York Stock Exchange ("NYSE") or the American Stock Exchange ("AmEx"), or more than 2% of its net assets in unlisted warrants. For purposes of this limitation, warrants are valued at the lower of cost or market value and warrants acquired by the Portfolio in units or attached to securities are deemed to be without value, even if the warrants are later separated from the unit.

                      11. Oil and Gas Programs. The Portfolio may not invest in participations or other direct interests in oil, gas, or other mineral leases or exploration or development programs, but the Portfolio may purchase securities of companies that own interests in any of the foregoing.

                      12.      Real  Estate.   The Portfolio  may not  invest in
     real estate limited partnerships.

     International Investing
     -----------------------

                      Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. For more than thirty years, for example, the growth rate of many foreign economies has outpaced that of the U.S. While the U.S. accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 37% of that total at the end of 1994 - or less than half of the dollar value of world's available stocks and bonds today (source: Morgan Stanley Capital International).

                      Over time, a number of international equity markets have outperformed their U.S. counterparts. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

                      In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, 22 of the largest 25 automobile companies are based outside the U.S. as are 20 of the top 25 banks.

                      A principal advantage of investing overseas is diversi-fication. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by economic factors described in the Prospectus, such as the prospects of individual companies, and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

                      Furthermore, for the individual investor, buying foreign stocks and bonds can be difficult, involving many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets, or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

                      The Portfolio invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." In all cases the investment process of N&B Management includes a combination of "top-down country allocation" and "bottom-up security selection."

                      Top-down approach to regional and country diversification

                      N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as gross domestic product growth rates, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across 20 or more countries.

                      Bottom-up approach to security selection

                      N&B Management's value-driven style seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, over 100 individual issues will comprise the portfolio. The portfolio will be comprised of medium- to large-capitalization companies in relation to each individual national market.

                      Currency Risk Management

                      Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Portfolio's currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager intends to use a combination of economic analysis to guide the Portfolio's longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

     An Interview with Felix Rovelli, Portfolio Manager of the Portfolio
     -------------------------------------------------------------------

              Q:      Why should  investors allocate a  portion of their  assets to international markets?

              A: First, an investor who does not invest internationally misses out on more than two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-half of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

                      Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

                      Finally,   international   investing  helps   an  investor
     increase diversification and can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

              Q:      Does international investing involve special risks?

              A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns, a fact that anyone who invests in foreign markets should keep in mind.

                      Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information and the possibility of adverse economic or political developments. The special risks of foreign investing are discussed in greater detail in the Prospectus.

              Q: What are some of the advantages of investing in an international fund?

              A:      An international mutual fund  can be  a convenient way  to invest internationally and diversify assets among several markets to reduce risk.

                      Additionally,   the   considerable  burden   of  obtaining
     timely, accurate and comprehensive information about foreign economies and securities is left to seasoned professional managers.

                      OVER  THE  PAST  DECADE,  ONE  OF  THE  MAJOR  INDICES  OF
     INTERNATIONAL STOCKS OUTPERFORMED THE S&P 500 INDEX, WHICH REPRESENTS AN AVERAGE OF THE PRICES OF CERTAIN MAJOR U.S. STOCKS.

                      If you had invested $10,000 in the international and U.S. stocks comprising both indices ten years ago, here's what your investments would have been worth (as of June 30, 1995):1/



     1/       Source:   Ibbotson Associates.    For the  period ended  June  30,
     1995. International stocks are represented by the Morgan Stanley Capital International European, Australia, Far East (EAFE) Index, an unmanaged index of non-U.S. equity performance. Domestic stocks are represented by the Standard & Poor's 500 Index, an unmanaged index of U.S. equity performance. Indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Average annualized total returns are measured in U.S. dollars and include changes in share price, dividends paid and the gross effect of reinvesting dividends.



                                        Value of            Avg. annualized
                                        investment          total return

       International stocks (EAFE)      $45,587             16.38%
       Domestic stocks (S&P 500)        $39,131             14.62%


                      Of course, these historical results may not continue in the future and cannot predict or reflect the performance of Neuberger & Berman International Fund. In addition, investors should keep in mind the added risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and economic and political conditions, all of which can lead to a greater degree of volatility than funds that invest primarily in U.S. stocks.

              Q:      What is your investment approach?

              A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we will continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically 20 or more, in an effort to limit total portfolio risk.

                      We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We will usually include in the Portfolio's investments the securities of large-capitalization companies, determined in relation to the size of each individual national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.


                      The criteria for security selection focuses on companies with leadership in specific markets or niches within specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we will invest in relatively large, established companies which N&B Management believes possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Portfolio may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth, and are less followed by market analysts, a fact that sometimes leads to inefficient valuation.


                      Finally, we will strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Portfolio's foreign currency exposure in times when we expect the U.S. dollar to strengthen.

              Q:      How do you perceive the current outlook?

              A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.

                      In  addition,  it  appears  that  both  Europe  and  Japan recently passed the bottom of their economic cycles. In many economies, the current recession has been the most severe of all recessions in the last five decades. With global inflation still in check, many economies should continue to have lower interest rates, which, coupled with a forecast of recovery in profits, could positively impact stock market returns.

     Timely Opportunity for Investors Looking for International Bargains
     -------------------------------------------------------------------

                      "IF  YOU HAVE MOST  OF YOUR MONEY IN  U.S. STOCKS, NOW MAY
     BE  A GOOD TIME TO SHIFT  PART OF YOUR PORTFOLIO ABROAD."   THE WALL STREET
     JOURNAL, JULY 25, 1995.


                      While the U.S. stock market has been reaching new highs in recent months, you may be able to find more bargains in international stocks than you may locate on Wall Street. "Today, we are finding a large supply of what we believe to be excellent companies whose stocks are priced at very low levels," explains Felix Rovelli, portfolio manager for Neuberger & Berman International Portfolio, a fund that invests in the stocks of companies outside the United States.

                      "For the past year," Rovelli continues, "the economies of many countries have been growing, and the fundamentals of many selected individual company stocks have looked strong. Yet because of concerns -- over Mexico and the falling U.S. dollar, among other things -- international stock prices have lagged. That is, until recently."

                      AFTER FACING SETBACKS IN 1994 AND EARLIER THIS YEAR, PLENTY OF REGIONS OUTSIDE THE U.S. HAVE BEGUN TO BOUNCE BACK.

                      In its June 1995 quarterly report on mutual funds, THE WALL STREET JOURNAL reported that stock markets in both emerging areas and developed European countries rebounded strongly from April 1st to June 30th.1/


                      What is causing this apparent turnaround? France, Italy, and other European countries have been recovering from recessions. In developing countries like Thailand and Malaysia, the economies have been moving ahead at impressive growth rates of 6% to 10% annually -- over twice the U.S. rate.







                      NEUBERGER & BERMAN INTERNATIONAL PORTFOLIO SEARCHES FAR AND WIDE FOR THE BEST BARGAINS OUTSIDE THE U.S.




     1/       July 7, 1995.  Drawn from data supplied by Lipper Analytical
     Services.

                      Without restrictions as to regions, portfolio manager Felix Rovelli can exploit investment opportunities wherever and whenever they arise -- in both developed and emerging economies. He invests in the stocks of companies with solid fundamentals that he believes to be undervalued and to have above average potential for capital appreciation.






     Additional Investment Information
     ---------------------------------

                      The Portfolio may make the following investments, among others. It may not buy all of the types of securities, or use all of the investment techniques, that are described.

                      Repurchase   Agreements.      Repurchase  agreements   are
     agreements under which the Portfolio purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank, a U.S. branch or agency of a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. The Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio will enter into a repurchase agreement only if (1) the underlying securities are of the type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and
     (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by the custodian or a bank acting as the Portfolio's agent. If the Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, the Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law, and may suffer delays and losses in disposing of the collateral as a result.


                      Securities Loans. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Portfolio Trustees and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                      Restricted  Securities  and Rule  144A  Securities.    The
     Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without regis-tering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered by the Portfolio to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the U.S.

                      Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.

                      Reverse Repurchase Agreements. A reverse repurchase agreement involves the Portfolio's sale of portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are
     considered   borrowings  for   purposes  of   the  Portfolio's   investment
     limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will maintain with its custodian in a segregated account cash or liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      Leverage.    The  Portfolio  may   make  investments  when
     borrowings  are   outstanding.    Leveraging   the  Portfolio  creates   an
     opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the Portfolio's and Fund's net asset values and in their yields. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Portfolio which can exceed the income from the assets obtained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for purposes of the Portfolio's investment limitations.

                      Generally, the Portfolio  does not intend to  use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

                      Foreign Securities. Investments in foreign securities involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic develop-ments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.

                      The Portfolio may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to, (1) common and preferred stocks, (2) convertible securities, (3) warrants (subject to non-fundamental limitation number 10), (4) bank certificates of deposit ("CDs"), commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and
     (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities.

     Investing in these securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

                      Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments.

                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements, and the transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.


                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

                      The Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers (including banks, governments and quasi-governments) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper, subject to the Portfolio's quality standards.

                      Forward Commitments and When-Issued Securities. The Portfolio may purchase securities on a when-issued basis or may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

                      When-issued purchases and forward commitment transactions enable the Portfolio to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

                      The  value of  securities purchased  on  a when-issued  or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Portfolio's net asset value starting on the date of the agreement to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's daily net asset value ("NAV") as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Portfolio may agree to a longer settlement period.

                      The Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it has been entered into. The Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions.

                      When the Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian bank will maintain in a segregated account securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

                      Put and Call Options on Individual Securities. The Portfolio may write call options and purchase put options on securities in order to hedge (i.e., write or purchase options to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and Fund's NAVs). The Portfolio may also purchase or write put options, purchase call options and write covered call options in an attempt to enhance income.


                      The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

                      The Portfolio will receive a premium for writing a put option, which will obligate the Portfolio to acquire a certain security at a certain price at any time until a certain date if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the security at more than its current value.

                      When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests, until a certain date, and receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price thereby giving up any additional gain on the security. The Portfolio intends to write only "covered" call options on securities it owns.

                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.


                      Portfolio securities on which call and put options  may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                      Securities options  are traded  both on  exchanges and  in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom or from whom the Portfolio originally sold or purchased the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its option position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                      The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                      The premium received (or paid) by the Portfolio when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing a covered call or put option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the closing bid and ask prices.


                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option in the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a particular security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

                      Options normally have expiration dates between three and nine months from the date written. The Portfolio may purchase both European-style options and American-style options. European-style options are only exercisable immediately prior to their expiration. American-style options, in contrast, are exercisable at any time prior to their expiration date. The exercise price of an option may be below, equal to, or above the current market value of the underlying security at the time

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     the option is written.   From time to time,  the Portfolio may purchase  an
     underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

                      Put and Call Options on Securities Indices. The Portfolio may write or purchase put and call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities or securities the Portfolio intends to buy. However, the Portfolio currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

                      A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the NYSE, the AmEx, and other U.S. and foreign exchanges.

                      The Portfolio may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Portfolio's portfolio securities. If the Portfolio purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Portfolio's portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Portfolio will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Portfolio's portfolio securities.

                      The  Portfolio  may purchase  call  options  on securities indices in order to participate in an anticipated increase in securities market prices. If the Portfolio purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Portfolio to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Portfolio intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Portfolio will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Portfolio pays to buy additional securities for its portfolio.

                      The Portfolio may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Portfolio immediately to realize gains or minimize losses on its options positions. If the Portfolio is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs.

                      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

                      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction cost paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

              All securities index options purchased by the Portfolio will be listed and traded on an exchange.


                      Other Risks of Options Transactions. The Portfolio may purchase and sell options that are traded on both U.S. and foreign exchanges. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time, and for some options no secondary market on an exchange may exist. If the Portfolio is unable to effect a closing purchase transaction with respect to covered call options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

                      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
     (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                      The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that the Portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

                      The  Portfolio  would  incur   brokerage  commissions   or
     spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions may be higher or lower than for portfolio securities transactions. The writing of options could result in a significant increase in the Portfolio's turnover rate.

                      Futures Contracts. The Portfolio may enter into futures contracts for the purchase or sale of individual securities and futures contracts on securities indices which are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange. The Portfolio may purchase and sell futures for bona fide hedging purposes and non-hedging purposes (i.e., in an effort to enhance income) as defined in regulations of the CFTC.

                      A futures contract on a security is a  binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of securities having a standardized face value and rate of return during a particular month. By purchasing futures on securities, the Portfolio will legally obligate itself to accept delivery of the underlying security and to pay the agreed price. By selling futures on securities, the Portfolio will legally obligate itself to make delivery of the security and receive payment of the agreed price.

                      Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the position will be valued by or under the direction of the Portfolio Trustees.

                      Futures contracts on securities are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or loss. While futures contracts on securities entered into by the Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities are traded assumes responsibility for closing out and guarantees that, if still open, the sale or purchase of securities will be performed on the settlement date.

                      A securities index  futures contract does not  require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of the securities on which the futures contract is based.

                      The Portfolio sells futures contracts in order to offset a possible decline in the value of its securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the Portfolio's securities declines and will tend to fall when the value of such securities increases. The Portfolio purchases futures contracts in order to fix what is believed to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities.

                      The Portfolio may also purchase put and call options on futures contracts for bona fide hedging and non-hedging purposes. A put option purchased by the Portfolio would give it the right to assume a position as the seller of a futures contract (assume a "short position"). A call option purchased by the Portfolio would give it the right to assume a position as the purchaser of a futures contract (assume a "long position"). The purchase of an option on a futures contract requires the Portfolio to pay a premium. In exchange for the premium, the Portfolio becomes entitled to exercise the option, but is not required to do so. If the option cannot be profitably exercised before it expires, the Portfolio's loss will be limited to the amount of the premium and any transaction costs.

                      In addition, the Portfolio may write (sell) put and call options on futures contracts for bona fide hedging and non-hedging purposes. The writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the Portfolio intends to purchase. However, the Portfolio becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Conversely, the writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Portfolio assets. By writing a call option, the Portfolio becomes obligated, in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price.

                      The  Portfolio may  enter into  closing  purchase or  sale transactions in order to terminate a futures contract. The Portfolio may close out an option which it has purchased or written by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Portfolio's ability to enter into closing transactions depends on the development and maintenance of a liquid market, which may not exist at all times.

                      Although futures and options transactions are intended to enable the Portfolio to manage interest rate or stock market risks, unanticipated changes in interest rates or market prices could result in poorer performance than if the Portfolio had not entered into these transactions. Even if N&B Management correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the Portfolio's futures position do not correspond to changes in the value of its investments. This lack of correlation between the Portfolio's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. N&B Management will attempt to minimize these risks through careful selection and monitoring of the Portfolio's futures and options positions. The ability to predict the direction of the securities markets and interest rates involves skills different from those used in selecting securities.


                      The prices of futures contracts depend primarily on the value or level of the securities or indices on which they are based. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to the Portfolio will not exactly match the securities the Portfolio wishes to hedge or intends to purchase, and consequently will not provide a perfect hedge against all price fluctuation. To compensate for differences in historical volatility between positions the Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase.

                      Foreign Currency Transactions. The Portfolio may engage in foreign currency exchange transactions. Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts"). The Portfolio may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates and may also enter forward contracts for non-hedging purposes. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

                      When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

                      When  N&B  Management  believes that  the  currency  of  a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

                      The Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. The Portfolio may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

                      When the Portfolio engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

                      The  Portfolio  is   not  required  to  enter   into  such
     transactions  and  will   not  do  so  unless  deemed  appropriate  by  N&B
     Management.

                      Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of the Portfolio's foreign assets.

                      While the Portfolio may enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Portfolio's holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may cause the Portfolio to sustain losses or prevent the Portfolio from achieving a complete hedge. The Portfolio may experience delays in the settlement of its foreign currency transactions.


                      An issuer of fixed income securities purchased by the Portfolio may be domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of

     Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. In addition, the Portfolio may invest in securities denominated in other currency baskets. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses.


                      Currency Futures and Related Options. The Portfolio may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets and may do so for hedging purposes or non-hedging purposes (i.e., in an effort to enhance income) as defined in CFTC regulations. The Portfolio may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of the Portfolio's securities denominated in such currency. If N&B Management anticipates that a particular currency will rise, the Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio's portfolio.

                      The sale of a currency futures contract creates an obligation by the Portfolio, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by the Portfolio, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by the Portfolio, the Portfolio may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Portfolio, the Portfolio sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Portfolio realizes a loss.

                      Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.


                      A risk in employing currency futures  contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Portfolio's securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When the Portfolio engages in the purchase of currency futures contracts, an amount of securities, cash, or cash equivalents equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account to collateralize the position and thereby limit the use of such futures contracts.

                      Put   and   call   options   on  currency   futures   have
     characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

                      Options on Foreign Currencies. The Portfolio may purchase options on foreign currencies for hedging purposes in a manner similar to currency futures contracts or forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, the Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

                      Conversely, if a rise in the dollar value of a currency is projected for securities to be acquired by the Portfolio, thereby increasing the cost of such securities, the Portfolio may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the Portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit the Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.


                      The Portfolio may also write options on foreign currencies for hedging purposes. For example, if the Portfolio anticipated a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least partially, by the amount of the premium received by the Portfolio.

                      Similarly, the Portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the Portfolio to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Portfolio also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

                      The Portfolio may purchase call options on currency for non-hedging purposes when N&B Management anticipates that the currency will appreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio's portfolio. The Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for income, the Portfolio may forego the opportunity to profit from an increase in the market value of the underlying currency.

     Also, when writing put options, the Portfolio accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

                      The Portfolio would normally purchase call options for non-hedging purposes in anticipation of an increase in the market value of a currency. The Portfolio would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by the Portfolio for the purpose of benefiting from a decline in the value of currencies which it does not own. The Portfolio would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Portfolio would realize either no gain or a loss on the purchase of the put option.

                      A  call  option   on  foreign  currency  written   by  the
     Portfolio is "covered" if the Portfolio owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the amount of the difference is maintained by the Portfolio in cash or liquid, high-grade debt securities in a segregated account with its custodian.


                      Limitations on Options, Futures Contracts and Foreign Currency Transactions. The Portfolio is required to maintain margin deposits with, or for the benefit of, futures commission merchants through which it effects futures transactions, and must deposit "initial margin" each time it enters into a futures contract. Such initial margin is usually equal to a percentage of the contract's value. In addition, daily variation margin payments in cash are required to reflect gains and losses on open futures contracts. As a result, the Portfolio may be required to make additional margin payments during the term of a futures contract. The Portfolio may not purchase or sell futures contracts (including currency futures contracts) or related options on foreign or U.S. exchanges if immediately thereafter the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums paid for options on futures (excluding futures contracts and options on futures entered into for bona fide hedging purposes and net of the amount the positions are "in the money") would exceed 5% of the market value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by the Portfolio, the Portfolio will deposit an amount of cash, cash equivalents or securities denominated in the appropriate currency equal to the market value of the futures contracts and options (less any related margin deposits) in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts. Pursuant to an undertaking made to a state securities administrator, the Portfolio will not invest more than 5% of its total assets in instruments commonly known as options, financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities. Also, the Portfolio has undertaken that it will not invest more than 5% of its total assets in puts, calls, straddles, spreads, or any combination thereof.


                      When the Portfolio engages in forward contracts for the sale or purchase of currencies, the Portfolio will either cover its position or establish a segregated account. The Portfolio will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Portfolio will place cash which is not available for investment, liquid, high-grade debt securities or other securities (denominated in the foreign currency subject to the forward contract) in a segregated account. The amounts in such segregated account will equal the value of the Portfolio's assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, the Portfolio will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts. The Portfolio generally will not enter into a forward contract with a term of greater than one year.


                      The extent to which the Portfolio may enter into futures and option transactions may be limited by the requirements of federal income tax law applicable to the Fund for qualification as a regulated investment company. See "Additional Tax Information."


                      Short Sales. The Portfolio may enter into short sales of securities to the extent permitted by the Portfolio's non-fundamental investment policies and limitations. Under applicable guidelines of the staff of the SEC, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.


                      The effect on the Portfolio of short selling is similar to the effect of leverage. Short selling may exaggerate changes in the
     Portfolio's and the Fund's NAVs and yields. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for the Fund to continue to qualify as a regulated investment company. See "Additional Tax Information."



                      Foreign Corporate and Government Debt Securities. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities. The Portfolio may invest in debt securities of any rating, including those rated below investment grade and unrated securities.


                      Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio and the Fund on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") is included in the Appendix to the SAI. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Portfolio should dispose of the downgraded securities.

                      The ratings of a nationally recognized statistical rating organization represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields.

                      Commercial Paper. Commercial paper is a short-term debt security issued by a corporation or bank for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. It may invest in such commercial paper as a defensive measure, to increase liquidity or as needed for segregated accounts.


                      The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While such restricted securities are normally deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


                      Convertible Securities.   A  convertible security entitles
     the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

                      Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objective.

                      Preferred Stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                               PERFORMANCE INFORMATION

                      The Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.



     Total Return Computations
     -------------------------
                      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:
                                          n
                                     P(1+T) = ERV

     The average annual total return smooths out year-to-year variations and, in that respect, differs from actual year-to-year results.



                      The average  annual total  returns for  the  Fund for  the one-year period ended August 31, 1995, and for the period from June 15, 1994 (commencement of operations) to August 31, 1995 were 2.60% and 6.02%, respectively. During those periods, the Portfolio's then investment adviser and the Fund's administrator reimbursed certain expenses of the Portfolio and the Fund, respectively. Such action has the effect of increasing total return. If an investor had invested $10,000 in the Fund's shares on June 15, 1994, the NAV of that investor's holdings would have been $10,732 on August 31, 1995.

                      BNP-N&B Global Asset Management L.P. ("BNP-N&B Global"), a joint venture of Banque Nationale de Paris ("BNP") and Neuberger & Berman, L.P. ("Neuberger & Berman"), served as the investment adviser to the Portfolio from its inception until November 1, 1995. On that date, N&B Management became the Portfolio's investment manager; there has been no change in the personnel responsible for daily management of the Portfolio.

     Comparative Information
     -----------------------

                      From time to time the Fund's performance may be compared with:

                      (1) data (that  may be  expressed as  rankings or
              ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc. ("C.D.A."), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc., Morn-ingstar, Inc. ("Morningstar"), Micropal Incorporated and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York
              Times, Kiplingers Personal Finance, and Barron's News-paper, or

                      (2) recognized stock  and other indices, such  as
              the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, Nasdaq Composite Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College Costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(REGISTERED MARK) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid-sized companies with an average market capitalization of $1.2 billion. The EAFE(REGISTERED
              MARK) Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of these indices.


                      Evaluations  of  the  Fund's  performance  and  its  total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information
     -----------------------------
                      From time to time, information about the Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement,
     (2) paying for children's education, and (3) financially supporting aging parents.

              The cost of a college education is rapidly approaching the cost of the average family home. Four years' tuition, room and board at a top private institution can already cost over $80,000. If college expenses continue to increase at current rates, by the time today's pre-schooler enters the "ivy-covered halls" in 2009, four years at a private college may easily cost $200,000. (Source: College Board, 1994, 1995 Annual Survey of Colleges, Princeton, NJ, assuming an average 6% increase in annual expenses.)

                      Information relating to  inflation and its effects  on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during such period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                      Information regarding the effects of automatic invest-ment, systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                             CERTAIN RISK CONSIDERATIONS

                      Although the Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective, and an investment in the Fund involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.

                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, advised by N&B Management and Neuberger & Berman.


       Name, Age, and Address(1)                 Positions Held with Managers Trust    Principal Occupation(s)(2)
       -------------------------                 ----------------------------------    --------------------------


       Stanley Egener* (61)                      Chairman of the Board, Chief          (See below)
                                                 Executive Officer, and Trustee

       Howard A. Mileaf (57)                     Trustee                               (See below)
       Wheeling Pittsburgh Corporation
       110 East 59th Street
       New York, NY  10022

       John T. Patterson, Jr. (67)               Trustee                               (See below)
       90 Riverside Drive, Apartment 1B
       New York, NY  10024

       John P. Rosenthal (62)                    Trustee                               (See below)
       Burnham Securities Inc.
       Burnham Asset Management Corp.
       1325 Avenue of the Americas
       17th Floor
       New York, NY  10019

       Lawrence Zicklin* (59)                    President                             (See below)

       Daniel J. Sullivan (55)                   Vice President                        (See below)

       Michael J. Weiner (48)                    Vice President and Principal          (See below)
                                                 Financial Officer

       Richard Russell (48)                      Treasurer and Principal Accounting    (See below)
                                                 Officer

       Claudia A. Brandon (38)                   Secretary                             (See below)

       Stacy Cooper-Shugrue (32)                 Assistant Secretary                   (See below)

       C. Carl Randolph (57)                     Assistant Secretary                   (See below)



       Jacqueline Henning (53)                   Assistant Treasurer                   Managing Director, State Street Cayman
                                                                                       Trust Co., Ltd.; Assistant Director, Morgan
                                                                                       Grenfell, 1993-94; Bank of Nova Scotia
                                                                                       Trust Co. (Cayman) Ltd., Managing Director,
                                                                                       1988-93.




       Lenore Joan McCabe (34)                   Assistant Secretary                   Operations Supervisor, State Street Cayman
                                                                                       Trust Co., Ltd.; Project Manager, State
                                                                                       Street Canada, Inc., 1992-94; employee,
                                                                                       Boston Financial Data Services, 1984-92.




                                       - 36 -


       Name, Age, and Address(1)                 Positions Held with the Trust         Principal Occupation(s)(2)
       -------------------------                 -----------------------------         --------------------------

       Faith Colish (59)                         Trustee                               Attorney at Law, Faith Colish, A
       63 Wall Street                                                                  Professional Corporation.
       24th Floor
       New York, NY  10005

       Donald M. Cox (72)                        Trustee                               Retired.  Formerly Senior Vice President
       435 East 52nd Street                                                            and Director of Exxon Corporation; Director
       New York, NY  10022                                                             of Emigrant Savings Bank.



       Stanley Egener* (61)                      Chairman of the Board, Chief          Partner of Neuberger & Berman; President
                                                 Executive Officer, and Trustee        and Director of N&B Management; Chairman of
                                                                                       the Board, Chief Executive Officer and
                                                                                       Trustee of Managers Trust; Chairman of the
                                                                                       Board, Chief Executive Officer, and Trustee
                                                                                       of eight other mutual funds for which N&B
                                                                                       Management acts as investment manager or
                                                                                       administrator.



       Alan R. Gruber (67)                       Trustee                               Chairman and Chief Executive Officer of
       Orion Capital Corporation                                                       Orion Capital Corporation (property and
       600 Fifth Avenue, 24th Floor                                                    casualty insurance); Director of Trenwick
       New York, NY  10020                                                             Group, Inc. (property and casualty
                                                                                       reinsurance); Chairman of the Board and
                                                                                       Director of Guaranty National Corporation
                                                                                       (property and casualty insurance); formerly
                                                                                       Director of Ketema, Inc. (diversified
                                                                                       manufacturer).

       Howard A. Mileaf (57)                     Trustee                               Vice President and Special Counsel to
       Wheeling Pittsburgh Corporation                                                 Wheeling Pittsburgh Corporation (holding
       110 East 59th Street                                                            company) since 1992; formerly Vice Presi-
       New York, NY  10022                                                             dent and General Counsel of Keene
                                                                                       Corporation (manufacturer of industrial
                                                                                       products); Director of Kevlin Corporation
                                                                                       (manufacturer of microwave and other
                                                                                       products).

       Edward I. O'Brien* (66)                   Trustee                               Until 1993, President of the Securities
       12 Woods Lane                                                                   Industry Association ("SIA") (securities
       Scarsdale, NY  10583                                                            industry's representative in government
                                                                                       relations and regulatory matters at the
                                                                                       federal and state levels); until November
                                                                                       1993, employee of the SIA; Director of Legg
                                                                                       Mason, Inc.










                                       - 37 -


       Name, Age, and Address(1)                 Positions Held with the Trust         Principal Occupation(s)(2)
       -------------------------                 -----------------------------         --------------------------

       John T. Patterson, Jr. (67)               Trustee                               President of SOBRO (South Bronx Overall
       90 Riverside Drive, Apartment 1B                                                Economic Development Corporation).
       New York, NY  10024

       John P. Rosenthal (62)                    Trustee                               Senior Vice President of Burnham Securities
       Burnham Securities Inc.                                                         Inc. (a registered broker-dealer) since
       Burnham Asset Management Corp.                                                  1991; formerly Partner of Silberberg,
       1325 Avenue of the Americas                                                     Rosenthal & Co. (member of National Asso-
       17th Floor                                                                      ciation of Securities Dealers, Inc.);
       New York, NY  10019                                                             Director, Cancer Treatment Holdings, Inc.

       Cornelius T. Ryan (63)                    Trustee                               General Partner of Oxford Partners and
       Oxford Bioscience Partners                                                      Oxford Bioscience Partners (venture capital
       315 Post Road West                                                              partnerships) and President of Oxford
       Westport, CT  06880                                                             Venture Corporation; Director of Capital
                                                                                       Cash Management Trust (money market fund);
                                                                                       Cognitive Systems, Inc. (case-based
                                                                                       reasoning); and Micro General Corporation
                                                                                       (manufacturer of electronic parcel and
                                                                                       postage shipping systems).

       Gustave H. Shubert (66)                   Trustee                               Senior Fellow/Corporate Advisor and
       13838 Sunset Boulevard                                                          Advisory Trustee of Rand (a non-profit
       Pacific Palisades, CA  90272                                                    public interest research institution) since
                                                                                       1989; Member of the Board of Overseers of
                                                                                       the Institute for Civil Justice, the Policy
                                                                                       Advisory Committee of the Clinical Scholars
                                                                                       Program at the University of California,
                                                                                       the American Association for the
                                                                                       Advancement of Science, the Counsel on
                                                                                       Foreign Relations, and the Institute for
                                                                                       Strategic Studies (London); advisor to the
                                                                                       Program Evaluation and Methodology Division
                                                                                       of the U.S. General Accounting Office;
                                                                                       formerly Senior Vice President and Trustee
                                                                                       of Rand.



       Lawrence Zicklin* (59)                    President and Trustee                 Partner of Neuberger & Berman; Director of
                                                                                       N&B Management; President of Managers
                                                                                       Trust; President and Trustee of five other
                                                                                       mutual funds for which N&B Management acts
                                                                                       as investment manager or administrator.














                                       - 38 -


       Name, Age, and Address(1)                 Positions Held with the Trust         Principal Occupation(s)(2)
       -------------------------                 -----------------------------         --------------------------



       Daniel J. Sullivan (55)                   Vice President                        Senior Vice President of N&B Management
                                                                                       since 1992; prior thereto, Vice President
                                                                                       of N&B Management; Vice President of nine
                                                                                       other mutual funds for which N&B Management
                                                                                       acts as investment manager or
                                                                                       administrator.




       Michael J. Weiner (48)                    Vice President and Principal          Senior Vice President and Treasurer of N&B
                                                 Financial Officer                     Management since 1992; prior thereto, Vice
                                                                                       President and Treasurer of N&B Management
                                                                                       and Treasurer of other mutual funds for
                                                                                       which N&B management acts or acted as
                                                                                       investment adviser, manager, or
                                                                                       administrator; Vice President and Principal
                                                                                       Financial Officer of nine other mutual
                                                                                       funds for which N&B Management acts as
                                                                                       investment manager or administrator.




       Claudia A. Brandon (38)                   Secretary                             Vice President of N&B Management; Secretary
                                                                                       of nine other mutual funds for which N&B
                                                                                       Management acts as investment manager or
                                                                                       administrator.




       Richard Russell (48)                      Treasurer and Principal Accounting    Vice President of N&B Management since
                                                 Officer                               1993; prior thereto, Assistant Vice
                                                                                       President of N&B Management; Treasurer and
                                                                                       Principal Accounting Officer of nine other
                                                                                       mutual funds for which N&B Management acts
                                                                                       as investment manager or administrator.


















                                       - 39 -


       Name, Age, and Address(1)                 Positions Held with the Trust         Principal Occupation(s)(2)
       -------------------------                 -----------------------------         --------------------------



       Stacy Cooper-Shugrue (32)                 Assistant Secretary                   Assistant Vice President of N&B Management
                                                                                       since 1993; employee of N&B Management
                                                                                       since August 1989; Assistant Secretary of
                                                                                       nine other mutual funds for which N&B
                                                                                       Management acts as investment manager or
                                                                                       administrator.




       C. Carl Randolph (57)                     Assistant Secretary                   Partner of Neuberger & Berman since 1992;
                                                                                       employee thereof since 1971; Assistant
                                                                                       Secretary of nine other mutual funds for
                                                                                       which N&B Management acts as investment
                                                                                       manager or administrator.



     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates an "interested person" within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons of each Trust by virtue of the fact that they are officers and/or directors of N&B Management and partners of Neuberger & Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which from time to time serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.


                      For the fiscal year ended August 31, 1995, trustees' fees and expenses aggregating $33,528 were paid by the Fund and the Portfolio to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.

                                                            TABLE OF COMPENSATION
                                                        FOR FISCAL YEAR ENDED 8/31/95
                                                        ------------------------------
                                                Aggregate Compensation     Total Compensation from the Neuberger & Berman
       Name and Position with the Trust         from the Trust             Fund Complex Paid to Trustees
       -------------------------------          ----------------------     ----------------------------------------------



                                                                                                    `



       Faith Colish                                     $ 14,140                               $ 39,000
       Trustee                                                                           (5 other investment
                                                                                              companies)




       Donald M. Cox                                    $ 14,140                               $ 31,000
       Trustee                                                                           (3 other investment
                                                                                              companies)




       Stanley Egener                                        $ 0                                 $ 0
       Chairman of the Board, Chief Executive                                            (9 other investment
       Officer, and Trustee                                                                   companies)




       Alan R. Gruber                                   $ 14,140                               $ 31,000
       Trustee                                                                           (3 other investment
                                                                                              companies)




       Howard A. Mileaf                                 $ 15,571                               $ 36,500
       Trustee                                                                           (4 other investment
                                                                                              companies)







                                       - 41 -








                                         Aggregate Compensation     Total Compensation from the Neuberger & Berman
       Name and Position with the Trust         from the Trust             Fund Complex Paid to Trustees
       -------------------------------          ----------------------     ----------------------------------------------

       Edward I. O'Brien                                $ 14,587                               $ 31,500
       Trustee                                                                           (3 other investment
                                                                                              companies)




       John T. Patterson, Jr.                           $ 14,604                               $ 34,500
       Trustee                                                                           (4 other investment
                                                                                              companies)




       John P. Rosenthal                                $ 13,916                               $ 33,000
       Trustee                                                                           (4 other investment
                                                                                              companies)




       Cornelius T. Ryan                                $ 15,571                               $ 33,500
       Trustee                                                                           (3 other investment
                                                                                              companies)




       Gustave H. Shubert                               $ 13,916                               $ 30,000
       Trustee                                                                           (3 other investment
                                                                                              companies)




       Lawrence Zicklin                                      $ 0                                 $ 0
       President and Trustee                                                             (5 other investment
                                                                                              companies)





                      The  Trust's   Trust  Instrument   and  Managers   Trust's
     Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, or by a majority of disinterested trustees, based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                      Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of November 1, 1995 ("Management Agreement"), that was approved by the holders of the interests in the Portfolio on October 25, 1995 and the Fund's shareholders on October 24, 1995.


                      The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to do so.


                      N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are partners of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trust and as trustees and/or officers of Managers Trust. See "Trustees and Officers." N&B Management provides similar facilities, services and personnel to the Fund and also assists the Fund's shareholder servicing agent pursuant to an administration agreement dated November 1, 1995 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on August 11, 1995, and became subject to it on November 1, 1995. Prior to November 1,

     1995, N&B Management provided such services to the Fund pursuant to an administration agreement dated June 15, 1994 and amended May 1, 1995 ("Fund Administration Agreement").

                      Managers Trust has entered into an Administrative Services Agreement with State Street Cayman Trust Company Ltd. ("State Street Cayman"), Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, effective August 31, 1994. Under the Administrative Services Agreement, State Street Cayman provides sufficient personnel and suitable facilities for the principal offices of Managers Trust, and provides Managers Trust with certain administrative, fund accounting and transfer agency services with respect to the Portfolio. The Administrative Services Agreement terminates if assigned by State Street Cayman; however, State Street Cayman is permitted to, and does, employ an affiliate, State Street Canada, Inc., to perform certain accounting functions.

                      From the commencement of operations until November 1, 1995, the Portfolio was advised by BNP-N&B Global pursuant to an investment advisory agreement dated June 15, 1994 ("Investment Advisory Agreement"). During that period, BNP-N&B Global voluntarily reimbursed the Portfolio to the extent that its operating expenses (excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceeded 0.70% per annum of the Portfolio's average daily net assets. Prior to November 1, 1995, N&B Management provided the Portfolio with administrative services pursuant to a separate administration agreement dated June 15, 1994 ("Portfolio Administration Agreement").

                      For the fiscal year ended August 31, 1995 and for the period from June 15, 1994 (commencement of operations) through August 31, 1994, the Portfolio paid to BNP-N&B Global a fee of $94,422 and $4,167, respectively, under the Investment Advisory Agreement. During those same periods, BNP-N&B Global reimbursed the Portfolio for $290,362 and $70,114, respectively, in expenses.


                      For the fiscal year ended August 31, 1995 and for the period from June 15, 1994 (commencement of operations) through August 31, 1994, the Portfolio paid to N&B Management a fee of $100,000 and $21,370, respectively, under the Portfolio Administration Agreement.


                      For the fiscal year ended August 31, 1995 and for the period from June 15, 1994 (commencement of operations) through August 31, 1994, the Fund paid to N&B Management a fee of $122,725 and $5,390, respectively, under the Fund Administration Agreement. During those same periods, N&B Management reimbursed the Fund for $116,746 and $24,132, respectively, in expenses.


                      Prior to May 1, 1995, shareholder services were provided pursuant to a separate agreement between the Trust and N&B Management. As compensation for these services, the Fund paid N&B Management a monthly fee calculated at the annual rate of 0.04% of the Fund's average daily net assets. For the period from September 1, 1995 to April 30, 1995 and for the period from June 15, 1994 (commencement of operations) to August 31, 1994, the Fund paid N&B Management $4,178 and $342, respectively, for these services.

                      The Management Agreement continues as to the Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in the Portfolio.

                      The Administration Agreement continues as to the Fund for a period of two years after the date the Fund became subject thereto. After the first two years, the Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable with respect to the Portfolio without penalty on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to the Fund without penalty on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. All of the agreements discussed above will terminate automatically if they are assigned.

                      In addition to the voluntary expense reimbursement described in the Prospectus under "Management and Administration - Expenses," N&B Management has agreed in the Management Agreement to reimburse the Fund's expenses as follows. If, in any fiscal year, the Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in its Administration Agreement. N&B Management will have no obligation to pay the Fund, however, for any expenses that exceed the pro rata portion of the advisory fees attributable to the Fund's interest in the Portfolio.

     At the date of this SAI, the most restrictive State Expense Limitation to which the Fund expects to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets over $100 million.

                      For purposes  of the  State Expense  Limitation, the  term
     "Aggregate Operating Expenses" means the Fund's operating expenses plus its pro rata portion of the Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Manager's Trust with respect to the Fund, but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).


     Sub-Adviser
     -----------

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated November 1, 1995 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was authorized by the holders of the interests in the Portfolio on October 25, 1995 and the Fund shareholders on October 24, 1995.


                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger & Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.


                      The Sub-Advisory Agreement continues for a period of two years after the date the Portfolio became subject thereto, unless sooner terminated, and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-
     Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding Portfolio shares, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years' experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.


     Investment Companies Advised
     ----------------------------

                      N&B Management currently serves as investment manager of the following investment companies. At August 31, 1995, these companies had aggregate net assets of approximately $10.9 billion, as shown in the following list:

                                                                 Approximate
                                                                 Net Assets at
          Name                                                   August 31, 1995
          ----                                                   ---------------

     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .   $ 361,965,341
          (investment portfolio for
          Neuberger & Berman Cash Reserves)


     Neuberger & Berman Government Income Portfolio  . . . . . .   $  11,631,394
          (investment portfolio for
          Neuberger & Berman Government Income
          Fund and Neuberger & Berman Government
          Income Trust)


     Neuberger & Berman Government Money Portfolio   . . . . . .   $ 364,913,921
          (investment portfolio for
          Neuberger & Berman Government Money Fund)


     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .   $ 308,819,349
          (investment portfolio for
          Neuberger & Berman Limited Maturity
          Bond Fund and Neuberger & Berman
          Limited Maturity Bond Trust)

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .   $  88,615,663
          (investment portfolio for
          Neuberger & Berman Ultra Short Bond
          Fund and Neuberger & Berman Ultra Short
          Bond Trust)


     Neuberger & Berman Municipal Money Portfolio  . . . . . . .   $ 143,863,704
          (investment portfolio for
          Neuberger & Berman Municipal Money Fund)


     Neuberger & Berman Municipal Securities Portfolio . . . . .   $  44,684,231
          (investment portfolio for
          Neuberger & Berman Municipal Securities
          Trust)


     Neuberger & Berman New York Insured . . . . . . . . . . . . .  $ 10,385,605
          Intermediate Portfolio (investment
          portfolio for Neuberger & Berman New York
          Insured Intermediate Fund)


     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . . .  $142,160,800
          (investment portfolio for Neuberger
          & Berman Genesis Fund and Neuberger
          & Berman Genesis Trust)


     Neuberger & Berman Guardian Portfolio . . . . . . . . . .  $  4,613,229,543
     (investment portfolio for Neuberger
          & Berman Guardian Fund and Neuberger
          & Berman Guardian Trust)

                                                                     Approximate
                                                                   Net Assets at
          Name                                                   August 31, 1995
          ----                                                   ---------------

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $    645,405,268
          (investment portfolio for Neuberger
          & Berman Manhattan Fund and Neuberger
          & Berman Manhattan Trust)


     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $  1,623,580,624
     (investment portfolio for Neuberger
          & Berman Partners Fund and Neuberger
          & Berman Partners Trust)


     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $    969,186,733
          (investment portfolio for
          Neuberger & Berman Focus Fund
          and Neuberger & Berman Focus
          Trust)


     Neuberger & Berman Socially Responsive Portfolio  . . . .  $     96,747,071
          (investment portfolio for
          Neuberger & Berman Socially Responsive
          Fund, Neuberger & Berman Socially
          Responsive Trust, and Neuberger &
          Berman NYCDC Socially Responsive Trust)


     Neuberger & Berman Advisers Managers
          Trust (six series)   . . . . . . . . . . . . . . . .   $ 1,231,999,335


                 Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $87,870,957, $113,922,485, and $21,300,990, respectively, at August 31, 1995.

                      The investment decisions concerning the Portfolio and the other funds and portfolios referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, all of the Other N&B Funds differ from the Portfolio.

                      There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated as to amounts in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transac-tions may produce better executions. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds advised by N&B Management have varied from one another in the past and are likely to vary in the future.

     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel
     J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President and Treasurer; Claudia A. Brandon, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Margaret Didi Weinblatt, Vice President; Stephen A. White, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Robert Conti, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President; and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.

              Mr. Egener is a trustee and officer of each Trust; Mr. Zicklin is a trustee of the Trust and an officer of each Trust. Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

              All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.


                      The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement dated June 15, 1994, that continues until August 2, 1996. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                      The Distributor or one of its affiliates may from time to time deem it desirable to offer to the Fund's shareholders, through use of its shareholder list, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by N&B Management or Neuberger & Berman.

                           ADDITIONAL PURCHASE INFORMATION

     Automatic Investing and Dollar Cost Averaging
     ---------------------------------------------
                      Shareholders may arrange to have a fixed amount automa-tically invested in Fund shares each month. To do so, a shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which N&B Management serves as investment manager (subject  to a minimum  monthly investment  of $100)  or
     (2) withdrawals from the shareholder's checking account (in which case the minimum monthly investment is $50). A shareholder who elects to parti-cipate in automatic investing through his or her checking account must include a voided check with the completed application.

                      Automatic investing enables a shareholder to take advan-tage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than it would be if the shareholder purchased a fixed number of shares at pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.


                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem at least $1,000 worth of Fund shares and invest the proceeds in shares of one or more of the Other N&B Funds that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.


       EQUITY FUNDS
       ------------


       Neuberger & Berman                Seeks  capital  appreciation  through  investments  primarily  in  common
       Genesis Fund                      stocks  of  companies  with  small  market  capitalization,  up  to  $750
                                         million.   The fund uses  a value-oriented approach  to the selection  of individual securities.

       Neuberger & Berman                Seeks  capital appreciation  through  investments  generally in  a  large
       Guardian Fund                     number of common stocks of long-established, high  quality companies that
                                         N&B  Management  believes are  well-managed.    The  fund  uses a  value-
                                         oriented approach  to the selection  of individual  securities.   Current
                                         income is  a secondary objective.  The fund  has paid its shareholders an income  dividend every  quarter, and  a capital  gain distribution  every year,  since its inception  in 1950, although  there can  be no assurance that it will be able to continue to do so.












                                       - 52 -






       EQUITY FUNDS
       ------------



       Neuberger & Berman                Seeks   capital  appreciation,   without   regard  to   income,   through
       Manhattan Fund                    investments  principally in securities that N&B Management believes offer
                                         a potential for  long-term capital appreciation.   The  fund's policy  of
                                         investing, through  its corresponding portfolio,  in securities  believed to  have a maximum  potential for growth means  that its assets generally will  be subject to  greater risk  than may  be involved in  investing in securities that do not have those growth characteristics.




       Neuberger & Berman                Seeks capital growth through an  investment approach that is  designed to
       Partners Fund                     increase  capital  with  reasonable  risk.    Through  its  corresponding
                                         portfolio, the fund  seeks securities believed to be undervalued based on strong  fundamentals such  as  low price-to-earnings  ratios,  consistent
                                         cash flow  and support from  asset values.   It is a conservative  growth
                                         fund which uses the value-oriented investment approach.




       Neuberger & Berman                Seeks  long-term capital  appreciation through  investments primarily  in
       Focus Fund                        common  stocks  selected  from  13  economic  sectors.    N&B  Management
                                         identifies and  focuses the  corresponding portfolio's  investments in  a limited number of  these sectors by  using a  value-oriented approach  to the selection of individual  stocks.  Through this approach, 90%  or more of  its investments are normally made  in common stocks selected from not more than six sectors.




       Neuberger & Berman                Seeks long-term  capital  appreciation through  investments primarily  in
       Socially Responsive               securities of companies that meet both financial and social criteria.
       Fund



       INCOME FUNDS
       ------------








                                       - 53 -






       EQUITY FUNDS
       ------------



       Neuberger & Berman                A U.S.  Government securities money   market fund  seeking maximum safety
       Government Money Fund             and liquidity  and  the highest  available  current  income.   The  fund,
                                         through its corresponding portfolio, invests only in  U.S. Treasury obli-
                                         gations and other money  market instruments backed by the full  faith and credit of the  United States.  It  seeks to maintain a  constant purchase and redemption price of $1.00.




       Neuberger & Berman                A money  market fund seeking  the highest current  income consistent with
       Cash Reserves                     safety  and liquidity.   The  fund, through  its corresponding portfolio,
                                         invests in a diversified portfolio  of high quality money  market instru-
                                         ments.  It seeks  to maintain a constant purchase and redemption price of
                                         $1.00.




       Neuberger & Berman                Seeks a  higher total return than  is available from money  market funds,
       Ultra Short Bond Fund             with  minimal risk  to principal  and liquidity.   The  fund, through its
                                         corresponding portfolio,  invests in  a diversified portfolio  consisting of high quality money market instruments and short-term debt securities.




       Neuberger & Berman                Seeks the  highest current income  consistent with low  risk to principal
       Limited Maturity Bond Fund        and liquidity  and, secondarily,  total return.   The  fund, through  its
                                         corresponding portfolio, invests in a diversified portfolio  of short- to intermediate-term debt securities of at least investment grade.




       Neuberger  &  Berman  Government  Seeks a high level  of current income and  total return, consistent  with
       Income Fund                       safety  of principal.    At least  65%  of the  corresponding portfolio's
                                         investments  are  in  U.S.  Government  securities  that  are  issued  or guaranteed  as to principal  and interest  by the U.S.  Government or its agencies, including U.S. Government mortgage-backed securities; at  least
                                         25%  of its investments  are in mortgage-backed  and asset-backed securi-
                                         ties.






                                       - 54 -






       EQUITY FUNDS
       ------------

       MUNICIPAL FUNDS
       ---------------



       Neuberger & Berman                A money  market  fund seeking  the  maximum  current income  exempt  from
       Municipal Money Fund              federal  income tax  consistent  with safety  and  liquidity.   The fund,
                                         through  its corresponding portfolio, invests in high quality, short-term
                                         tax-exempt  municipal  securities.   It  seeks  to  maintain  a  constant
                                         purchase and redemption price of $1.00.




       Neuberger & Berman                A short-  to intermediate-term bond fund  seeking high current tax-exempt
       Municipal Securities Trust        income  with  low  risk  to  principal,  limited  price  fluctuation, and
                                         liquidity  and,  secondarily,  total  return.    The  fund,  through  its
                                         corresponding  portfolio, invests  in  municipal  securities rated  A  or better.



       Neuberger & Berman                An intermediate-term  bond  fund which  seeks  a  high level  of  current
       New York Insured                  income exempt  from federal income  tax and New  York State and New  York
       Intermediate Fund                 City personal income taxes, consistent with preservation of capital.




                      The Fund and any of the Other N&B Funds may terminate or modify their exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into one of the funds listed above should note that (1) the Income and Municipal Funds listed above are series of a Delaware business trust (named "Neuberger & Berman Income Funds") that is registered with the SEC as an open-end management investment company, (2) like the Fund, the Equity Funds listed above are series of the Trust, (3) each series of Neuberger & Berman Income Funds invests all its net investable assets in a portfolio of Income Managers Trust, an open-end management investment company managed by N&B Management, and (4) each such other series of the Trust invests all of its net investable assets in a portfolio of Equity Managers Trust, also an open-end management investment company managed by N&B Management. Each such portfolio has an investment objective identical to that of its corresponding fund and invests in accordance with invest-ment policies identical to those of that fund.

                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Income and Municipal Funds share a prospectus, except for the Neuberger & Berman New York Insured Intermediate Fund which has its own prospectus; and the Equity Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                      There can be no assurance that Neuberger & Berman Govern-ment Money Fund, Neuberger & Berman Cash Reserves, or Neuberger & Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of those funds, or in any
     other  mutual  fund,   is  neither  insured  nor  guaranteed  by  the  U.S.
     Government.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------

                      The Fund reserves the right, under certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Account and Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it would be in the best interests of the Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      The Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of the Portfolio's net investment income (after deducting expenses incurred directly by the Fund) and net capital gains (both long-term and short-term), if any, and gains from foreign currency transactions, if any. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


                      The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. Realized gains and losses are not included in net investment income. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

                      Dividends and/or other distributions, if any, are automatically reinvested in additional shares of the Fund, unless and until the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

                      A cash  election remains in  effect until the  shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will be automatically reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing of his or her correct address and requests in writing that the cash election be reinstated.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Fund
     --------------------

                      In order to continue to qualify for treatment as a regu-lated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional require-ments. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures and forward contracts (collectively, "Financial Instruments")) derived with respect to its business of investing in securities or those currencies ("Income Require-ment"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months -- Financial
     Instruments (other than those on foreign currencies), or foreign currencies (or Financial Instruments thereon) that are not directly related to the Fund's principal business of investing in securities (or options and futures with respect thereto) ("Short-Short Limitation"); and
     (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                      Certain funds, including the other series of the Trust (except Neuberger & Berman Socially Responsive Fund), that invest in portfolios of Equity Managers Trust and Income Managers Trust -- investment companies that are managed by N&B Management and are similar to Managers Trust -- have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in a portfolio with an identical investment objective, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof, and hence this conclusion, apply to the Fund as well.

                      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                      See the next section for a discussion of the tax conse-quences to the Fund of distributions to it from the Portfolio, investments in certain securities and hedging transactions engaged in by the Portfolio.

     Taxation of the Portfolio
     -------------------------

                      Certain portfolios of Equity Managers Trust and Income Managers Trust have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof, and hence this conclusion, apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

                      Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

                      Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

                      Dividends and interest received by the Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Fund's total assets (including its share of the Portfolio's total assets) at the close of its taxable year consists of securities of foreign corpo-rations, the Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Portfolio that are treated as paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders and each shareholder will be required to (1) include in gross income, and treat as paid by such taxpayer, his or her proportionate share of those taxes, (2) treat his or her share of those taxes and of any dividend paid by the Fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.

                      The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund
     (indirectly through its interest in the Portfolio) will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

                      If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the
     Portfolio's pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

                      Pursuant to proposed regulations, open-end RICs, such as the Fund, would be entitled to elect to mark to market their stock in certain PFICs. Marking to market, in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark to market gain for each prior year for which an election was in effect).

                      The  Portfolio's  use  of  hedging   strategies,  such  as
     writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses it realizes in connection therewith. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations), and income from transactions in Financial Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement. However, income from the dispo-sition by the Portfolio of Financial Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for the Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Financial Instruments thereon, that are not directly related to the Portfolio's principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for the Fund if they are held for less than three months.


                      If the Portfolio satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether the Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. The Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent the Portfolio does not so qualify, it may be forced to defer the closing out of certain Financial Instruments beyond the time when it otherwise would be advantageous to do so, in order for the Fund to continue to qualify as a RIC.


                      Exchange-traded futures contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) at the end of the Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss.

     Taxation of the Fund's Shareholders
     -----------------------------------
                      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if Fund shares are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.

                      The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.


                      As described under "How to Sell Shares" in the Prospectus, the Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to reestablish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account or a qualified retirement plan (including a simplified employee pension plan, self-employed individual retirement plan (so-called "Keogh plan"), corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds to the accountholder may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.


                                PORTFOLIO TRANSACTIONS

                      Neuberger & Berman and BNP-International Financial Services Corporation ("BNP-International"), a wholly-owned subsidiary of BNP and an affiliate of an affiliate of Neuberger & Berman, may act as the Portfolio's broker in the purchase and sale of portfolio securities and the purchase and sale of options on its securities. Neuberger & Berman acts as the principal broker in the purchase and sale of the portfolio securities of other portfolios managed by N&B Management. Transactions in portfolio securities for which Neuberger & Berman, BNP-International, or any other affiliate serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.


                      For the fiscal year ended August 31, 1995 and for the period June 15, 1994 (commencement of operations) through August 31, 1994, the Portfolio paid brokerage commissions of $128,324 and $24,554, respectively. During those periods, the Portfolio paid commissions of $4,110 and $330, respectively, to Neuberger & Berman and $0 and $0, respectively, to BNP-International. During the fiscal year ended August 31, 1995, transactions in which the Portfolio used Neuberger & Berman as broker comprised 5.22% of the aggregate dollar amount of transactions involving the payment of commissions, and 3.20% of the aggregate brokerage commissions. During the fiscal year ended August 31, 1995, transactions in which the Portfolio used BNP-International as broker comprised 0% of the aggregate dollar amount of transactions involving the payment of commissions, and 0% of the aggregate brokerage commissions. Of the

     $124,214 paid to other brokers by the Portfolio during the fiscal year ended August 31, 1995, $99,897 (representing commissions on transactions involving approximately $24,688,049) was directed to those brokers because of research services they provided. During that period, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): HSBC Securities, Inc., Nomura Securities International, and Kleinwort Benson North America Inc.; as of August 31, 1995, the Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: HSBC Securities, Inc., $150,471.


                      Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. That order exempts such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by the Portfolio to Neuberger & Berman must be fully secured by cash collateral. Under the order, the portion of the income on cash collateral from securities loans involving Neuberger & Berman which may be shared with that firm is determined with reference to the concurrent arrangements between Neuberger & Berman and other non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to relend them to others, Neuberger & Berman is required to pay over to the Portfolio, on a quarterly basis, certain "excess earnings" that Neuberger & Berman otherwise has derived from the relending of the borrowed securities. When Neuberger & Berman desires to borrow a security which the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless an unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.

                      During the period ended August 31, 1994 and the fiscal year ended August 31, 1995, the Portfolio earned no interest income from the collateralization of securities loans.

                      The Portfolio may also lend securities to unaffiliated entities, including brokers or dealers, banks and other recognized institutional borrowers of securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities; the Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.


                      A committee of Independent Portfolio Trustees has been appointed to review from time to time, among other things, information relating to securities loans by the Portfolio.


                      In effecting securities transactions, the Portfolio gen-erally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio may use Neuberger & Berman and BNP-International as its brokers where, in the judgment of N&B Management (which is an affiliate of the brokers), these firms are able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.


                      The use of Neuberger & Berman or other affiliates as brokers for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except in situations where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Portfolio Trustees have expressly authorized Neuberger & Berman and other affiliates to retain such compensation, and Neuberger & Berman and other affiliates comply with the reporting requirements of Section 11(a).


                      Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman and BNP-International in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions to be paid to Neuberger & Berman and BNP-International must, in N&B Management's judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman or BNP-International, respectively, on comparable transactions for their most favored unaffiliated customers, except for accounts for which Neuberger & Berman or BNP-International acts as a clearing broker for another bro-kerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interest to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman or BNP-International. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman or BNP-International from acting as principal in the purchase or sale of securities for the Portfolio's account, unless an appropriate exemption is available.

                      A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its
     other  customers  and  information  concerning  the   prevailing  level  of
     commissions   charged  by   other  brokers   having   comparable  execution
     capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

                      The Portfolio  expects that  it will  continue to  execute transactions through brokers other than Neuberger & Berman and BNP-International Financial Services Corporation. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider the research and other investment information provided by, and sale of Fund shares effected through, those brokers.


                      A committee  comprised of officers  of N&B Management  and partners of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected ranking of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

                      The commissions charged by a broker other than Neuberger & Berman or BNP-International Financial Services Corporation may be greater than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Portfolio with benefits by supplementing the research otherwise available to it. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


                      Felix Rovelli, a Vice President of N&B Management, is the person primarily responsible for making decisions as to specific action to be taken with respect to the Portfolio. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Mr. Rovelli is unavailable to perform his responsibilities, Robert Cresci, who is an Assistant Vice President of N&B Management, will assume responsibility for the International Portfolio.

     Portfolio Turnover
     ------------------

                      The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of the Fund receive unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent auditors. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations.


                             CUSTODIAN AND TRANSFER AGENT

                      The Fund and Portfolio have selected State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, as custodian for their securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. That company also serves as the Fund's transfer agent and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. State Street Cayman Trust Company serves as transfer agent to the Portfolio.


                                INDEPENDENT AUDITORS

                      The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, and Ernst & Young, Shedden Road, George Town, Grand Cayman, Cayman Islands, respectively, as the independent auditors who will audit their financial statements.


                                    LEGAL COUNSEL

                      The   Fund  and  Portfolio  have  selected  Kirkpatrick  &
     Lockhart LLP, 1800 M Street, N.W., Washington, D.C. 20036, as their legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person who owned of record, or who was known by the Fund to own beneficially or of record, 5% or more of the Fund's outstanding shares at October 13, 1995:



     Name and Address                           Percentage Ownership
     ---------------                            --------------------

     Town of Cheshire Retirement Plan                   14.92%
     Town of Cheshire
     84 South Main St.
     Cheshire, CT 06410-3108
     Attn:  Director of Finance


     Neuberger & Berman*                                 7.55%
     605 Third Avenue
     New York, NY 10158-3698


     Charles Schwab & Co., Inc.*                         7.79%
     101 Montgomery Street
     San Francisco, CA 94104-4122


     * Charles Schwab & Co., Inc. and Neuberger & Berman hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts unless disclosure is expressly required by law.

                      At September 30, 1995, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.


                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1995: the audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1995, and the reports of Ernst & Young LLP and Ernst & Young, independent auditors for the Fund and Portfolio, respectively, with respect to such audited financial statements.

                                                                      Appendix A

                                RATINGS OF SECURITIES


                      S&P corporate bond ratings:
                      --------------------------
                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      CI - The rating CI is reserved for income bonds on which no interest is being paid.

                      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                      Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

                      Moody's corporate bond ratings:
                      ------------------------------
                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Ba  -  Bonds  rated Ba  are  judged  to  have  speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                      Caa - Bonds rated  Caa are of poor standing.   Such issues
     may be in default or there may be present elements of danger with respect to principal or interest.

                      Ca  -  Bonds  rated  Ca  represent  obligations  that  are
     speculative in a  high degree.   Such issues are  often in default or  have
     other marked shortcomings.

                      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      Moody's commercial paper ratings

                      Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      -        Leading  market   positions  in  well-established
                               industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                           NEUBERGER & BERMAN EQUITY FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 71 ON FORM N-1A

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits.
     -------          ---------------------------------
     (a)      Financial Statements:

              The audited financial statements contained in the Annual Report to Shareholders of Neuberger & Berman International Fund for the fiscal year ended August 31, 1995, with respect to Neuberger & Berman International Fund and the International Portfolio of Global Managers Trust, and the reports of the independent auditors are incorporated into the Statement of Additional Information by reference.

              Included in Part A of this Post-Effective Amendment:

                      FINANCIAL  HIGHLIGHTS  for   Neuberger  &
                      Berman   International   Fund   for   the
                      periods indicated therein.

     (b)      Exhibits:

                      Exhibit
                      Number              Description
                      -------             -----------

                      (1)     (a)      Certificate  of  Trust.   Incorporated by
                                       Reference  to  Post-Effective   Amendment
                                       No.  70   to  Registrant's   Registration
                                       Statement,  File  Nos.  2-11357 and  811-
                                       582, Edgar  Accession No.  0000898342-95-
                                       000314.

                              (b) Trust Instrument of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement,
                                       File  Nos.  2-11357  and  811-582.  Edgar
                                       Accession No. 0000898342-95-000314.

                              (c) Schedule A - Current Series of Neuberger & Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-

                                       582, Edgar  Accession No.  0000898342-95-
                                       000314.

                      (2) By-laws of Neuberger & Berman Equity Funds. Incorporated by Reference to
                                       Post-Effective   Amendment  No.   70   to
                                       Registrant's   Registration    Statement,
                                       File  Nos.  2-11357  and  811-582,  Edgar
                                       Accession No. 0000898342-95-000314.

                      (3)              Voting Trust Agreement.  None.

                      (4)              Specimen        Share        Certificate.
                                       Incorporated   by  Reference   to   Post-
                                       Effective    Amendment    No.    66    to
                                       Registrant's   Registration    Statement,
                                       File Nos. 2-11357 and 811-582.

                      (5)     (a)      (i)      Management   Agreement   Between
                                                Equity   Managers    Trust   and
                                                Neuberger  &  Berman  Management
                                                Incorporated.   Incorporated  by
                                                Reference    to   Post-Effective
                                                Amendment No. 70 to Registrant's
                                                Registration   Statement,   File
                                                Nos. 2-11357  and 811-582, Edgar
                                                Accession   No.   0000898342-95-
                                                000314.

                                       (ii)     Schedule A  - Series  of  Equity
                                                Managers Trust Currently Subject
                                                to  the   Management  Agreement.
                                                Incorporated  by   Reference  to
                                                Post-Effective Amendment No.  70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar  Accession   No.
                                                0000898342-95-000314.

                                       (iii)    Schedule   B   -   Schedule   of
                                                Compensation      Under      the
                                                Management            Agreement.
                                                Incorporated  by  Reference   to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                              (b)      (i)      Sub-Advisory  Agreement  Between
                                                Neuberger  &  Berman  Management
                                                Incorporated  and  Neuberger   &

                                                Berman,  L.P.  with  Respect  to
                                                Equity      Managers      Trust.
                                                Incorporated  by   Reference  to
                                                Post-Effective Amendment No.  70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar  Accession   No.
                                                0000898342-95-000314.

                                       (ii)     Schedule A  - Series  of  Equity
                                                Managers Trust Currently Subject
                                                to  the  Sub-Advisory Agreement.
                                                Incorporated  by  Reference   to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                              (c)      (i)      Form  of   Management  Agreement
                                                Between  Global  Managers  Trust
                                                and    Neuberger    &     Berman
                                                Management Incorporated.   Filed
                                                herewith.

                                       (ii)     Form of  Schedule A  - Series of
                                                Global Managers Trust Subject to
                                                the Management Agreement.  Filed
                                                herewith.

                                       (iii)    Form of Schedule B - Schedule of
                                                Compensation      Under      the
                                                Management  Agreement.     Filed
                                                herewith.

                              (d)      (i)      Form  of  Sub-Advisory Agreement
                                                Between   Neuberger   &   Berman
                                                Management    Incorporated   and
                                                Neuberger  &  Berman, L.P.  with
                                                Respect   to   Global   Managers
                                                Trust.  Filed herewith.

                                       (ii)     Form of  Schedule A - Series  of
                                                Global Managers Trust Subject to
                                                the    Sub-Advisory   Agreement.
                                                Filed herewith.

                      (6)     (a)      Distribution Agreement  Between Neuberger
                                       &  Berman  Equity Funds  and  Neuberger &
                                       Berman      Management      Incorporated.
                                       Incorporated   by  Reference   to   Post-
                                       Effective    Amendment    No.    70    to

                                       Registrant's   Registration    Statement,
                                       File  Nos.  2-11357  and  811-582,  Edgar
                                       Accession No. 0000898342-95-000314.

                              (b) Schedule A - Series of Neuberger & Berman Equity Funds Currently Subject to
                                       the        Distribution        Agreement.
                                       Incorporated   by  Reference   to   Post-
                                       Effective    Amendment    No.    70    to
                                       Registrant's   Registration    Statement,
                                       File  Nos.  2-11357  and  811-582,  Edgar
                                       Accession No. 0000898342-95-000314.

                      (7)              Bonus,  Profit Sharing  or Pension Plans.
                                       None.

                      (8)     (a)      Custodian  Contract Between  Neuberger  &
                                       Berman  Equity  Funds  and  State  Street
                                       Bank and Trust Company.  Filed herewith.

                              (b) Form of Schedule A - Approved Foreign Banking Institutions and Securities Depositories Under the Custodian Contract. Filed herewith.

                              (c) Schedule B - Approved Foreign Banking Institutions and Securities Depositories under the Custodian Contract with Respect to Neuberger & Berman International Fund. To be filed by Amendment.

                      (9)     (a)      (i)      Transfer     Agency    Agreement
                                                Between   Neuberger   &   Berman
                                                Equity  Funds  and State  Street
                                                Bank    and    Trust    Company.
                                                Incorporated  by  Reference   to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                                       (ii)     Agreement  Between  Neuberger  &
                                                Berman  Equity  Funds and  State
                                                Street  Bank  and Trust  Company
                                                Adding   Neuberger    &   Berman
                                                International    Fund    as    a
                                                Portfolio   Governed   by    the
                                                Transfer    Agency    Agreement.
                                                Incorporated  by   Reference  to
                                                Post-Effective Amendment No.  70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                                       (iii)    First   Amendment   to  Transfer
                                                Agency  and  Service   Agreement
                                                Between   Neuberger   &   Berman
                                                Equity  Funds  and State  Street
                                                Bank    and    Trust    Company.
                                                Incorporated  by   Reference  to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                              (b)      (i)      Administration Agreement Between
                                                Neuberger &  Berman Equity Funds
                                                and    Neuberger     &    Berman
                                                Management         Incorporated.
                                                Incorporated  by  Reference   to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                                       (ii)     Schedule A - Series of Neuberger
                                                & Berman Equity Funds Subject to
                                                the   Administration  Agreement.
                                                Filed herewith.

                                       (iii)    Schedule   B   -   Schedule   of
                                                Compensation      Under      the
                                                Administration        Agreement.
                                                Incorporated  by  Reference   to
                                                Post-Effective Amendment  No. 70
                                                to   Registrant's   Registration
                                                Statement, File Nos. 2-11357 and
                                                811-582,  Edgar   Accession  No.
                                                0000898342-95-000314.

                      (10) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters. Incorporated by Reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement,
                                       File Nos. 2-11357 and 811-582.

                      (11)    (a)      Consent    of   Ernst    &   Young   LLP,
                                       Independent Auditors.  Filed herewith.

                              (b) Consent of Ernst & Young, Independent Auditors. Filed herewith.

                      (12)             Financial    Statements    Omitted   from
                                       Prospectus.  None.

                      (13)             Letter of Investment Intent.  None.

                      (14)             Prototype Retirement Plan.  None.

                      (15)             Plan Pursuant to Rule 12b-1.  None.

                      (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendments Nos. 61 and 67 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                      (17)             Financial   Data    Schedule.       Filed
                                       herewith.

                      (18)             Plan Pursuant to Rule 18f-3.  None.

     Item 25.         Persons  Controlled  By  or  Under  Common   Control  with
                      Registrant.
     -------          ---------------------------------------------------

                      No person is controlled by or under common control with the Registrant. (Registrant is organized in a master fund/feeder fund structure, and technically may be considered to control the master fund in which it invests, Global Managers Trust.)

     Item 26.         Number of Holders of Securities.
     -------          -------------------------------
                      The following information is given as of September 29, 1995.

                                                                  Number of
                      Title of Class                             Record Holders
                      --------------                             --------------
                      Shares of beneficial
                      interest, $0.001 par value, of:

                      Neuberger & Berman Focus Fund                      33,513
                      Neuberger & Berman Genesis Fund                     7,035
                      Neuberger & Berman Guardian Fund                  115,607
                      Neuberger & Berman International Fund               1,995
                      Neuberger & Berman Manhattan Fund                  45,995
                      Neuberger & Berman Partners Fund                   54,265
                      Neuberger & Berman Socially Responsive Fund           627

     Item 27.         Indemnification.
     -------          ---------------
                      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant

     ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                      Section 9  of  the  Management  Agreement  between  Global
     Managers Trust ("Managers Trust") and Neuberger & Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for  the series  of  Managers Trust  at  the direction  or  request of  N&B
     Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or any series thereof or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

                      Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger & Berman will not be subject to any liability for any act or omission or any loss suffered by any series of Managers Trust or its interest holders in connection with the matter to which the Agreement relates.

                      Section  12 of  the  Administration Agreement  between the
     Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations under the Agreement; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that N&B Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from:
     (i) N&B Management's failure to comply with the terms of the Agreement;  or
     (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

                      Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


     Item 28.         Business  and  Other  Connections  of  Adviser   and  Sub-
                      Adviser.
     -------          --------------------------------------------------
                      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

      NAME                                      BUSINESS AND OTHER CONNECTIONS
      ------------------                        -------------------------------------------------------

      Claudia A. Brandon                        Secretary, Neuberger & Berman Advisers Management Trust
      Vice President, N&B                       (Delaware business trust); Secretary, Advisers Managers
      Management                                Trust; Secretary, Neuberger & Berman Advisers Management
                                                Trust (Massachusetts business trust) (1); Secretary,
                                                Neuberger & Berman Income Funds; Secretary, Neuberger &
                                                Berman Income Trust; Secretary, Neuberger & Berman Equity
                                                Funds; Secretary, Neuberger & Berman Equity Trust;
                                                Secretary, Income Managers Trust; Secretary, Equity
                                                Managers Trust; Secretary, Global Managers Trust;
                                                Secretary, Neuberger & Berman Equity Assets.

      Stacy Cooper-Shugrue                      Assistant Secretary, Neuberger & Berman Advisers
      Assistant Vice President,                 Management Trust (Delaware business trust); Assistant
      N&B Management                            Secretary, Advisers Managers Trust; Assistant Secretary,
                                                Neuberger & Berman Advisers Management Trust
                                                (Massachusetts business trust) (1); Assistant Secretary,
                                                Neuberger & Berman Income Funds; Assistant Secretary,
                                                Neuberger & Berman Income Trust; Assistant Secretary,
                                                Neuberger & Berman Equity Funds; Assistant Secretary,
                                                Neuberger & Berman Equity Trust; Assistant Secretary,
                                                Income Managers Trust; Assistant Secretary, Equity
                                                Managers Trust; Assistant Secretary, Global Managers
                                                Trust; Assistant Secretary, Neuberger & Berman Equity
                                                Assets.

      Robert Cresci                             Assistant Portfolio Manager, BNP-N&B Global Asset
      Assistant Vice President,                 Management L.P. (joint venture of Neuberger & Berman and
      N&B Management                            Banque Nationale de Paris) (2); Assistant Portfolio
                                                Manager, Vontobel (Swiss Bank) (3).
      Stanley Egener                            Chairman of the Board and Trustee, Neuberger & Berman
      President and Director,                   Advisers Management Trust (Delaware business trust);
      N&B Management; General Partner,          Chairman of the Board and Trustee, Advisers Managers
      Neuberger & Berman                        Trust; Chairman of the Board and Trustee, Neuberger &
                                                Berman Advisers Management Trust (Massachusetts business
                                                trust) (1); Chairman of the Board and Trustee,
                                                Neuberger & Berman Income Funds; Chairman of the Board
                                                and Trustee, Neuberger & Berman Income Trust; Chairman of
                                                the Board and Trustee, Neuberger & Berman Equity Funds;
                                                Chairman of the Board and Trustee, Neuberger & Berman
                                                Equity Trust; Chairman of the Board and Trustee, Income
                                                Managers Trust; Chairman of the Board and Trustee, Equity
                                                Managers Trust; Chairman of the Board and Trustee, Global
                                                Managers Trust; Chairman of the Board and Trustee,
                                                Neuberger & Berman Equity Assets.



                                         C-11






      NAME                                      BUSINESS AND OTHER CONNECTIONS
      ------------------                        -------------------------------------------------------

      Robert I. Gendelman                       Senior Portfolio Manager, Harpel Advisors (4).
      Assistant Vice President,
      N&B Management

      Theodore P. Giuliano                      Vice President, Neuberger & Berman Advisers Management
      Vice President, N&B                       Trust (Massachusetts business trust) (6); Executive Vice
      Management (5); General Partner,          President and Trustee, Neuberger & Berman Income Funds
      Neuberger & Berman                        (7); Executive Vice President and Trustee, Neuberger &
                                                Berman Income Trust (7); Executive Vice President and
                                                Trustee, Income Managers Trust (7).

      Mark R. Goldstein                         Vice President, Neuberger & Berman Advisers Management
      Vice President, N&B                       Trust (Massachusetts business trust) (6).
      Management; General Partner,
      Neuberger & Berman
      Theresa A. Havell                         Vice President, Neuberger & Berman Advisers Management
      Vice President and                        Trust (Massachusetts business trust) (6); President and
      Director, N&B Management;                 Trustee, Neuberger & Berman Income Funds; President and
      General Partner, Neuberger & Berman       Trustee, Neuberger & Berman Income Trust; President and
                                                Trustee, Income Managers Trust

      Josephine Mahaney                         Assistant Vice President, Neuberger & Berman Advisers
      Assistant Vice President (5),             Management Trust (Massachusetts business trust) (6).
      Vice President, N&B Management
      C. Carl Randolph                          Assistant Secretary, Neuberger & Berman Advisers
      General Partner, Neuberger & Berman       Management Trust (Delaware business trust); Assistant
                                                Secretary, Advisers Managers Trust; Assistant Secretary,
                                                Neuberger & Berman Advisers Management Trust
                                                (Massachusetts business trust) (1); Assistant Secretary,
                                                Neuberger & Berman Income Funds; Assistant Secretary,
                                                Neuberger & Berman Income Trust; Assistant Secretary,
                                                Neuberger & Berman Equity Funds; Assistant Secretary,
                                                Neuberger & Berman Equity Trust; Assistant Secretary,
                                                Income Managers Trust; Assistant Secretary, Equity
                                                Managers Trust; Assistant Secretary, Global Managers
                                                Trust; Assistant Secretary, Neuberger & Berman Equity
                                                Assets.

      Felix Rovelli                             Senior Vice President-Senior Equity Portfolio Manager,
      Vice President,                           BNP-N&B Global Asset Management L.P. (joint venture of
      N&B Management                            Neuberger & Berman and Banque Nationale de Paris) (2);
                                                Portfolio Manager, Vontobel (Swiss Bank) (8).







                                         C-12






      NAME                                      BUSINESS AND OTHER CONNECTIONS
      ------------------                        -------------------------------------------------------

      Richard Russell                           Treasurer, Neuberger & Berman Advisers Management Trust
      Vice President,                           (Delaware business trust); Treasurer, Advisers Managers
      N&B Management                            Trust; Assistant Treasurer (6), Treasurer, Neuberger &
                                                Berman Advisers Management Trust (Massachusetts business
                                                trust) (1); Treasurer, Neuberger & Berman Income Funds;
                                                Treasurer, Neuberger & Berman Income Trust; Treasurer,
                                                Neuberger & Berman Equity Funds; Treasurer, Neuberger &
                                                Berman Equity Trust; Treasurer, Income Managers Trust;
                                                Treasurer, Equity Managers Trust; Treasurer, Global
                                                Managers Trust; Treasurer, Neuberger & Berman Equity
                                                Assets.

      Susan Switzer                             Portfolio Manager, Mitchell Hutchins Asset Management
      Assistant Vice President,                 Inc. (9).
      N&B Management

      Daniel J. Sullivan                        Vice President, Neuberger & Berman Advisers Management
      Senior Vice President, N&B Management     Trust (Delaware business trust); Vice President, Advisers
                                                Managers Trust; Vice President, Neuberger & Berman
                                                Advisers Management Trust (Massachusetts business trust)
                                                (1); Vice President, Neuberger & Berman Income Funds;
                                                Vice President, Neuberger & Berman Income Trust; Vice
                                                President, Neuberger & Berman Equity Funds; Vice
                                                President, Neuberger & Berman Equity Trust; Vice
                                                President, Income Managers Trust; Vice President, Equity
                                                Managers Trust; Vice President, Global Managers Trust;
                                                Vice President, Neuberger & Berman Equity Assets.
      Michael J. Weiner                         Vice President, Neuberger & Berman Advisers Management
      Senior Vice President and                 Trust (Delaware business trust); Vice President, Advisers
      Treasurer, N&B Management                 Managers Trust; Treasurer (6), Vice President,
                                                Neuberger & Berman Advisers Management Trust
                                                (Massachusetts business trust) (1); Vice President,
                                                Neuberger & Berman Income Funds; Vice President,
                                                Neuberger & Berman Income Trust; Vice President,
                                                Neuberger & Berman Equity Funds; Vice President,
                                                Neuberger & Berman Equity Trust; Vice President, Income
                                                Managers Trust; Vice President, Equity Managers Trust;
                                                Vice President, Global Managers Trust; Vice President,
                                                Neuberger & Berman Equity Assets.










                                         C-13






      NAME                                      BUSINESS AND OTHER CONNECTIONS
      ------------------                        -------------------------------------------------------

      Lawrence Zicklin                          President and Trustee, Neuberger & Berman Advisers
      Director, N&B Management;                 Management Trust (Delaware business trust); President and
      General Partner, Neuberger & Berman       Trustee, Advisers Managers Trust; President and Trustee,
                                                Neuberger & Berman Advisers Management Trust
                                                (Massachusetts business trust) (1); President and
                                                Trustee, Neuberger & Berman Equity Funds; President and
                                                Trustee, Neuberger & Berman Equity Trust; President and
                                                Trustee, Equity Managers Trust; President, Global
                                                Managers Trust; President and Trustee, Neuberger & Berman
                                                Equity Assets

              The principal address of N&B Management, Neuberger & Berman, BNP-N&B Global Asset Management L.P. and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158. Other addresses to be provided by amendment.
     _________________

     (1)      Until April 30, 1995.
     (2)      Until October 31, 1995.
     (3)      Until May 1994.
     (4)      Until 1993.
     (5)      Until November 4, 1994.
     (6)      Until December 2, 1993.
     (7)      Until June 22, 1994.
     (8)      Until April 1994.
     (9)      Until 1994.


     Item 29.         Principal Underwriters.
     -------          ----------------------
              (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Assets
                      Neuberger & Berman Equity Trust
                      Neuberger & Berman Income Funds
                      Neuberger & Berman Income Trust

                      N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

              (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New

     York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                           POSITIONS AND OFFICES                    POSITIONS AND OFFICES WITH
       NAME                                WITH UNDERWRITER                         REGISTRANT
       ----                                ---------------------                    -------------------------

       Claudia A. Brandon                  Vice President                           Secretary

       Patrick T. Byrne                    Assistant Vice President                 None

       Richard A. Cantor                   Chairman of the Board and                None
                                              Director
       Robert Conti                        Assistant Vice President                 None

       Stacy Cooper-Shugrue                Assistant Vice President                 Assistant Secretary
       Robert Cresci                       Assistant Vice President                 None

       Barbara DiGiorgio                   Assistant Vice President                 None

       Roberta D'Orio                      Assistant Vice President                 None
       Stanley Egener                      President and Director                   Chairman of the Board of
                                                                                    Trustees
                                                                                    (Chief Executive Officer)

       Robert I. Gendelman                 Assistant Vice President                 None
       Mark R. Goldstein                   Vice President                           None

       Farha-Joyce Haboucha                Vice President                           None

       Theresa A. Havell                   Vice President and Director              None
       Leslie Holliday-Soto                Assistant Vice President                 None

       Michael M. Kassen                   Vice President                           None
       Irwin Lainoff                       Director                                 None

       Michael Lamberti                    Vice President                           None

       Josephine Mahaney                   Vice President                           None
       Carmen G. Martinez                  Assistant Vice President                 None

       Lawrence Marx III                   Vice President                           None
       Ellen Metzger                       Vice President and Secretary             None

       Paul Metzger                        Assistant Vice President                 None

       Janet W. Prindle                    Vice President                           None
       Felix Rovelli                       Vice President                           None


                                         C-15






                                           POSITIONS AND OFFICES                    POSITIONS AND OFFICES WITH
       NAME                                WITH UNDERWRITER                         REGISTRANT
       ----                                ---------------------                    -------------------------

       Richard Russell                     Vice President                           Treasurer (Principal
                                                                                    Accounting Officer)

       Marvin C. Schwartz                  Director                                 None

       Kent C. Simons                      Vice President                           None
       Frederick B. Soule                  Vice President                           None

       Susan Switzer                       Assistant Vice President                 None
       Daniel J. Sullivan                  Senior Vice President                    Vice President

       Andrea Trachtenberg                 Vice President of Marketing              None

       Judith M. Vale                      Vice President                           None
       Clara Del Villar                    Vice President                           None

       Susan Walsh                         Assistant Vice President                 None
       Margaret Didi Weinblatt             Vice President                           None

       Michael J. Weiner                   Senior Vice President and                Vice President
                                              Treasurer                             (Principal Financial Officer)

       Stephen A. White                    Vice President                           None
       Celeste Wischerth                   Assistant Vice President                 None

       Lawrence Zicklin                    Director                                 Trustee and President


     Item 30.         Location of Accounts and Records.
     -------          --------------------------------

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State Street Cayman Trust Company, Ltd.,

     Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.


     Item 31.         Management Services
     -------          -------------------
                      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.


     Item 32.         Undertakings
     -------          ------------
                      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 71 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 27th day of October, 1995.

                               NEUBERGER & BERMAN EQUITY FUNDS

                               By:/s/ Lawrence Zicklin
                                 -----------------------------
                                  Lawrence Zicklin
                                  President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 71 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                    Title                    Date
       ---------                    -----                    -----

       /s/ Faith Colish             Trustee                  October 27, 1995
       ---------------------
       Faith Colish

       /s/ Donald M. Cox            Trustee                  October 27, 1995
       -------------------------
       Donald M. Cox

       /s/ Stanley Egener           Chairman of the Board    October 27, 1995
       --------------------------     and Trustee (Chief
       Stanley Egener                 Executive Officer)

       /s/ Howard A. Mileaf         Trustee                  October 27, 1995
       --------------------------
       Howard A. Mileaf

       /s/ Edward I. O'Brien        Trustee                  October 27, 1995
       --------------------------
       Edward I. O'Brien

       /s/ John T. Patterson, Jr.   Trustee                  October 27, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal        Trustee                  October 27, 1995
       --------------------------
       John P. Rosenthal

       Signature                    Title                    Date
       ---------                    -----                    -----

       /s/ Cornelius T. Ryan        Trustee                  October 27, 1995
       --------------------------
       Cornelius T. Ryan

       /s/ Gustave H. Shubert       Trustee                  October 27, 1995
       --------------------------
       Gustave H. Shubert

       /s/ Alan R. Gruber           Trustee                  October 27, 1995
       --------------------------
       Alan R. Gruber

       /s/ Lawrence Zicklin         President and Trustee    October 27, 1995
       --------------------------
       Lawrence Zicklin

       /s/ Michael J. Weiner        Vice President           October 27, 1995
       --------------------------   (Principal
       Michael J. Weiner            Financial Officer)

       /s/ Richard Russell          Treasurer (Principal     October 27, 1995
       --------------------------   Accounting Officer)
       Richard Russell

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 71 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, at Paradise Island, the Bahamas, on the 27th day of October, 1995.

                               GLOBAL MANAGERS TRUST

                                  /s/ Stanley Egener
                               By:------------------
                                  Stanley Egener
                                  Chairman of the Board
                                 (Chief Executive Officer)

              Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 71 has been signed below by the following persons in the capacities and on the date indicated.
       Signature                     Title                    Date
       ---------                     -----                    ----

       /s/ Stanley Egener            Chairman of the Board    October 27, 1995
       --------------------------    and Trustee (Chief
       Stanley Egener                Executive Officer)

       /s/ Howard A. Mileaf          Trustee                  October 27, 1995
       --------------------------
       Howard A. Mileaf

       /s/ John T. Patterson, Jr.    Trustee                  October 27, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal         Trustee                  October 27, 1995
       ---------------------------
       John P. Rosenthal

       /s/ Michael J. Weiner         Vice President           October 27, 1995
       ---------------------------   (Principal Financial
       Michael J. Weiner             Officer)

                                     Treasurer (Principal
       ---------------------------   Accounting Officer)
       Richard Russell

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 71 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, at Paget, Bermuda, on the 27th day of October, 1995.

                               GLOBAL MANAGERS TRUST

                                  /s/ Stanley Egener
                               By:------------------
                                  Stanley Egener
                                  Chairman of the Board
                                 (Chief Executive Officer)

              Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 71 has been signed below by the following persons in the capacities and on the date indicated.
       Signature                     Title                    Date
       ---------                     -----                    ----

       /s/ Stanley Egener            Chairman of the Board    October 27, 1995
       --------------------------    and Trustee (Chief
       Stanley Egener                Executive Officer)

       /s/ Howard A. Mileaf          Trustee                  October 27, 1995
       --------------------------
       Howard A. Mileaf

       /s/ John T. Patterson, Jr.    Trustee                  October 27, 1995
       --------------------------
       John T. Patterson, Jr.

       /s/ John P. Rosenthal         Trustee                  October 27, 1995
       ---------------------------
       John P. Rosenthal

       ---------------------------   Vice President
       Michael J. Weiner             (Principal Financial
                                     Officer)

       /s/ Richard Russell           Treasurer (Principal     October 27, 1995
       ---------------------------   Accounting Officer)
       Richard Russell

                           NEUBERGER & BERMAN EQUITY FUNDS
                    POST-EFFECTIVE AMENDMENT NO. 71 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                                        Description                                           Page
       -------                      ----------------------------------------------                      -----------


       (1)              (a)     Certificate of Trust.  Incorporated by Reference to Post-                  N.A.
                                Effective Amendment No. 70 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                                0000898342-95-000314.

                        (b)     Trust Instrument of Neuberger & Berman Equity Funds.                       N.A.
                                Incorporated by Reference to Post-Effective Amendment No. 70
                                to Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No. 0000898342-95-000314.

                        (c)     Schedule A - Current Series of Neuberger & Berman Equity                   N.A.
                                Funds.  Incorporated by Reference to Post-Effective Amendment
                                No. 70 to Registrant's Registration Statement, File Nos. 2-
                                11357 and 811-582, Edgar Accession No. 0000898342-95-000314.

       (2)              By-laws of Neuberger & Berman Equity Funds. Incorporated by Reference              N.A.
                        to Post-Effective Amendment No. 70 to Registrant's Registration
                        Statement, File Nos. 2-11357 and 811-582, Edgar Accession No.
                        0000898342-95-000314.

       (3)              Voting Trust Agreement.  None.                                                     N.A.

       (4)              Specimen Share Certificate.  Incorporated by Reference to Post-                    N.A.
                        Effective Amendment No. 66 to Registrant's Registration Statement,
                        File Nos. 2-11357 and 811-582.

       (5)              (a)     (i)      Management Agreement Between Equity Managers Trust                N.A.
                                         and Neuberger & Berman Management Incorporated.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 70 to Registrant's Registration Statement, File
                                         Nos. 2-11357 and 811-582, Edgar Accession No.
                                         0000898342-95-000314.

                                (ii)     Schedule A - Series of Equity Managers Trust                      N.A.
                                         Currently Subject to the Management Agreement.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 70 to Registrant's Registration Statement, File
                                         Nos. 2-11357 and 811-582, Edgar Accession No.
                                         0000898342-95-000314.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                                        Description                                           Page
       -------                      ----------------------------------------------                      -----------


                                (iii)    Schedule B - Schedule of Compensation Under the                   N.A.
                                         Management Agreement.  Incorporated by Reference to
                                         Post-Effective Amendment No. 70 to Registrant's
                                         Registration Statement, File Nos. 2-11357 and 811-
                                         582, Edgar Accession No. 0000898342-95-000314.

                        (b)     (i)      Sub-Advisory Agreement Between Neuberger & Berman                 N.A.
                                         Management Incorporated and Neuberger & Berman, L.P.
                                         with Respect to Equity Managers Trust.  Incorporated
                                         by Reference to Post-Effective Amendment No. 70 to
                                         Registrant's Registration Statement, File Nos. 2-
                                         11357 and 811-582, Edgar Accession No. 0000898342-95-
                                         000314.

                                (ii)     Schedule A - Series of Equity Managers Trust                      N.A.
                                         Currently Subject to the Sub-Advisory Agreement.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 70 to Registrant's Registration Statement, File
                                         Nos. 2-11357 and 811-582, Edgar Accession No.
                                         0000898342-95-000314.

                        (c)     (i)      Form of Management Agreement Between Global Managers              ____
                                         Trust and Neuberger & Berman Management Incorporated.
                                         Filed herewith.

                                (ii)     Form of Schedule A - Series of Global Managers Trust              ____
                                         Subject to the Management Agreement.  Filed herewith.

                                (iii)    Form of Schedule B - Schedule of Compensation Under               ____
                                         the Management Agreement.  Filed herewith.


                        (d)     (i)      Form of Sub-Advisory Agreement Between Neuberger &                ____
                                         Berman Management Incorporated and Neuberger &
                                         Berman, L.P. with respect to Global Managers Trust.
                                         Filed herewith.

                                (ii)     Form of Schedule A - Series of Global Managers Trust              ____
                                         Subject to Sub-Advisory Agreement.  Filed herewith.

       (6)              (a)     Distribution Agreement Between Neuberger & Berman Equity Funds             N.A.
                                and Neuberger & Berman Management Incorporated.  Incorporated
                                by Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No. 0000898342-95-000314.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                                        Description                                           Page
       -------                      ----------------------------------------------                      -----------


                        (b)     Schedule A - Series of Neuberger & Berman Equity Funds                     N.A.
                                Currently Subject to the Distribution Agreement.  Incorporated
                                by Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582, Edgar Accession No. 0000898342-95-000314.

       (7)              Bonus, Profit Sharing or Pension Plans.  None.                                     N.A.

       (8)              (a)     Custodian Contract Between Neuberger & Berman Equity Funds and             ____
                                State Street Bank and Trust Company.  Filed herewith.

                        (b)     Form of Schedule A - Approved Foreign Banking Institutions and
                                Securities Depositories Under the Custodian Contract.  Filed               ____
                                herewith.



                        (c)     Schedule B - Approved Foreign Banking Institutions and                      N.A.
                                Securities Depositories under the Custodian Contract with
                                Respect to Neuberger & Berman International Fund.  To be filed by Amendment.


       (9)              (a)     (i)      Transfer Agency Agreement Between Neuberger & Berman               N.A.
                                         Equity Funds and State Street Bank and Trust Company.
                                         Incorporated by Reference to Post-Effective Amendment
                                         No. 70 to Registrant's Registration Statement, File
                                         Nos. 2-11357 and 811-582, Edgar Accession No.
                                         0000898342-95-000314.

                                (ii)     Agreement Between Neuberger & Berman Equity Funds and              N.A.
                                         State Street Bank and Trust Company Adding Neuberger
                                         & Berman International Fund as a Portfolio Governed
                                         by the Transfer Agency Agreement.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registrant's Registration Statement, File Nos. 2-
                                         11357 and 811-582, Edgar Accession No. 0000898342-95-
                                         000314.

                                (iii)    First Amendment to Transfer Agency and Service                    N.A.
                                         Agreement Between Neuberger & Berman Equity Funds and
                                         State Street Bank and Trust Company.  Incorporated by
                                         Reference to Post-Effective Amendment No. 70 to
                                         Registrant's Registration Statement, File Nos. 2-
                                         11357 and 811-582, Edgar Accession No. 0000898342-95-
                                         000314.






                                                                                                       Sequentially
       Exhibit                                                                                           Numbered
       Number                                        Description                                           Page
       -------                      ----------------------------------------------                      -----------


                        (b)     (i)      Administration Agreement Between Neuberger & Berman               N.A.
                                         Equity Funds and Neuberger & Berman Management
                                         Incorporated.  Incorporated by Reference to Post-
                                         Effective Amendment No. 70 to Registrant's
                                         Registration Statement, File Nos. 2-11357 and 811-
                                         582, Edgar Accession No. 0000898342-95-000314.

                                (ii)     Schedule A - Series of Neuberger & Berman Equity                  ____
                                         Funds Subject to the Administration Agreement.  Filed
                                         herewith.

                                (iii)    Schedule B - Schedule of Compensation Under the                   N.A.
                                         Administration Agreement.  Incorporated by Reference
                                         to Post-Effective Amendment No. 70 to Registrant's
                                         Registration Statement, File Nos. 2-11357 and 811-
                                         582, Edgar Accession No. 0000898342-95-000314.

       (10)             (a)     Opinion and Consent of Kirkpatrick & Lockhart LLP on                       N.A.
                                Securities Matters.  Incorporated by Reference to Post-
                                Effective Amendment No. 66 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582.

       (11)             (a)     Consent of Ernst & Young LLP, Independent Auditors.  Filed                 ____
                                herewith.

                        (b)     Consent of Ernst & Young, Independent Auditors.  Filed                     ____
                                herewith.

       (12)             Financial Statements Omitted from Prospectus.  None.                               N.A.

       (13)             Letter of Investment Intent.  None.                                                N.A.

       (14)             Prototype Retirement Plan.  None.                                                  N.A.

       (15)             Plan Pursuant to Rule 12b-1.  None.                                                N.A.

       (16)             Schedule of Computation of Performance Quotations.  Incorporated by                N.A.
                        Reference to Post-Effective Amendment Nos. 61 and 67 to Registrant's
                        Registration Statement, File Nos. 2-11357 and 811-582.

       (17)             Financial Data Schedule.  Filed herewith.                                          ____

       (18)             Plan Pursuant to Rule 18f-3.  None.                                                N.A.
